Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006

(unaudited)

CREDIT SUISSE TRUST

■  GLOBAL SMALL CAP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 19, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Trust — Global Small Cap Portfolio1 (the "Portfolio") had a gain of 3.86%, versus an increase of 5.71% for the Morgan Stanley Capital International World Small Cap Index.2

Effective April 5, 2006, Laura Granger joined Crispin Finn on the Credit Suisse Global Small Cap Team, which is responsible for the day-to-day management of the Portfolio.

Market Overview: Positive despite turbulence

The world's equity markets had positive, though volatile, performance in the period. Stocks started the year on a bright note, but turned sharply down in May, when worries over US inflation and global interest-rates sparked a broad sell off. These worries seemed to ease in late June, after the US Federal Reserve hinted that an end to its monetary tightening cycle might be near.

Most European markets had double-digit gains in US dollar terms, boosted by a rise in the euro vs. the dollar in the period. The US posted a relatively modest gain, while Japan had lackluster performance after a solid 2005. Small cap stocks performed roughly in line with larger caps globally, with value stocks outpacing growth stocks in general.

Strategic Review: Investing in a large and diverse universe

The Portfolio participated in the market's rally, though it underperformed its benchmark. On the positive side, the Portfolio's industrial stocks outperformed by a solid margin (broadly defined, industrial companies accounted for about a quarter of the Portfolio's assets in the period). However, this was offset by underperformance from the Portfolio's financial services, energy and technology holdings. Viewed regionally, the Portfolio's non-Japan Asian stocks aided its return, with solid gains from its South Korea and China holdings. The Portfolio's holdings from the US and Europe had positive absolute returns, but trailed their respective components in the benchmark.

Going forward, we will continue to employ a bottom-up investment approach, seeking to identify companies trading at a discount to their projected growth rates or intrinsic asset values. Factors we incorporate include price/earnings growth, book value, strong returns on capital and reliability and effectiveness of management.

The Portfolio ordinarily holds equity securities of small companies from at least three countries, including the US, and we seek to take advantage of both

1

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

growth and value opportunities. The Portfolio's investable universe is hence broad and large, and our focus remains on attempting to find innovative companies with unrecognized potential.

The Credit Suisse Global Small Cap Team

Laura Granger

Crispin Finn

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Portfolio's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Portfolio may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	5 Years	Since Inception	Inception Date
14.96%	4.20%	4.54%	9/30/96

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International World Small Cap Index is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment for the six month period ended June 30, 2006
Actual Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,038.60
Expenses Paid per $1,000*	$7.08
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,017.85
Expenses Paid per $1,000*	$7.00
Annualized Expense Ratios*	1.40%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company seperate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Global Small Cap Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (92.0%)
Australia (2.6%)
Chemicals (0.3%)
Nufarm, Ltd.	58,000	$436,896
Commercial Services & Supplies (0.4%)
Downer EDI, Ltd.	100,000	552,389
Distribution & Wholesale (0.3%)
Metcash, Ltd.	145,000	402,636
Diversified Financials (1.3%)
Austbrokers Holdings, Ltd.	20,375	47,732
Australian Infrastructure Fund§	256,000	395,386
Babcock & Brown Infrastructure Group§	419,192	495,090
ConnectEast Group	480,000	408,098
Mortgage Choice, Ltd.	158,558	300,026
		1,646,332
Media (0.3%)
STW Communications Group, Ltd.§	205,000	428,043
TOTAL AUSTRALIA		3,466,296
Belgium (1.1%)
Healthcare Equipment & Supplies (1.1%)
Omega Pharma SA	19,950	1,392,038
TOTAL BELGIUM		1,392,038
Bermuda (3.0%)
Commercial Services & Supplies (0.8%)
VistaPrint, Ltd.*	38,600	1,032,164
Hotels, Restaurants & Leisure (1.0%)
Orient-Express Hotels, Ltd. Class A	36,000	1,398,240
Media (1.2%)
Central European Media Enterprises, Ltd. Class A*§	24,400	1,541,836
TOTAL BERMUDA		3,972,240
China (3.7%)
Airlines (1.6%)
Air China, Ltd. Series H	4,940,000	2,066,519
Communications Equipment (0.8%)
ZTE Corp. Series H	352,800	1,124,711
Internet Software & Services (1.3%)
Netease.com, Inc. ADR*§	54,600	1,219,218
Shanda Interactive Entertainment, Ltd. ADR*§	37,095	480,751
		1,699,969
TOTAL CHINA		4,891,199

See Accompanying Notes to Financial Statements.

7

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Denmark (1.0%)
Household Durables (1.0%)
Bang & Olufsen AS B Shares§	11,600	$1,281,250
TOTAL DENMARK		1,281,250
Finland (0.8%)
Communications Equipment (0.8%)
Elcoteq Network Class A§	54,150	1,088,997
TOTAL FINLAND		1,088,997
France (1.8%)
Computers & Peripherals (0.7%)
Gemplus International SA*§	427,500	954,226
Real Estate (1.1%)
Nexity	23,650	1,371,457
TOTAL FRANCE		2,325,683
Germany (6.3%)
Building Products (1.2%)
Pfleiderer AG	57,300	1,601,062
Commercial Services & Supplies (0.8%)
CeWe Color Holding AG	28,500	1,055,076
Diversified Financials (1.1%)
AWD Holding AG§	44,000	1,472,458
Energy Equipment & Services (0.3%)
Q-Cells AG*§	4,737	396,126
Machinery (1.2%)
IWKA AG*	58,000	1,514,796
Real Estate (0.6%)
Vivacon AG*	35,000	782,452
Specialty Retail (1.1%)
Fielmann AG§	15,300	1,457,145
TOTAL GERMANY		8,279,115
India (1.3%)
Internet Software & Services (1.3%)
Sify, Ltd. ADR*§	173,800	1,734,524
TOTAL INDIA		1,734,524
Japan (13.3%)
Auto Components (0.6%)
Nippon Seiki Company, Ltd.	39,000	771,978
Chemicals (1.7%)
Kuraray Company, Ltd.	194,000	2,173,859

See Accompanying Notes to Financial Statements.

8

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies (0.2%)
Take and Give Needs Company, Ltd.§	165	$197,863
Computers & Peripherals (1.0%)
Melco Holdings, Inc.§	51,300	1,350,139
Distribution & Wholesale (0.2%)
Happinet Corp.	14,800	324,931
Diversified Financials (1.7%)
Asset Managers Company, Ltd.	440	1,046,553
OMC Card, Inc.	87,100	1,244,221
		2,290,774
Electronic Equipment & Instruments (0.9%)
Nidec Corp.	16,000	1,149,173
Food Products (0.6%)
Mitsui Sugar Company, Ltd.	199,000	755,677
Hotels, Restaurants & Leisure (1.5%)
Round One Corp.§	559	1,999,622
Internet & Catalog Retail (0.7%)
Belluna Company, Ltd.	50,200	962,064
Internet Software & Services (1.3%)
ACCA Networks Company, Ltd.*	206	479,402
SBI Holdings, Inc.§	2,775	1,228,308
		1,707,710
Machinery (0.6%)
Sodick Company, Ltd.	66,800	777,968
Media (0.7%)
USEN Corp.§	71,000	955,560
Specialty Retail (1.6%)
USS Company, Ltd.	19,250	1,273,506
Village Vanguard Company, Ltd.*	109	839,346
		2,112,852
TOTAL JAPAN		17,530,170
Netherlands (1.0%)
Semiconductor Equipment & Products (1.0%)
ASM International NV*§	84,000	1,306,376
TOTAL NETHERLANDS		1,306,376
Norway (1.9%)
Electronic Equipment & Instruments (0.9%)
Tandberg ASA§	138,730	1,146,798
Machinery (1.0%)
Tomra Systems ASA	172,000	1,395,568
TOTAL NORWAY		2,542,366

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
South Korea (2.6%)
Machinery (2.4%)
Samsung Heavy Industries Company, Ltd.§	134,700	$3,108,073
Software (0.2%)
Gravity Company, Ltd. ADR*§	39,400	277,770
TOTAL SOUTH KOREA		3,385,843
Sweden (3.7%)
Commercial Services & Supplies (0.6%)
Observer AB*	216,000	823,292
Healthcare Equipment & Supplies (1.0%)
Getinge AB Class B§	77,200	1,311,864
Machinery (2.1%)
Alfa Laval AB§	90,000	2,702,820
TOTAL SWEDEN		4,837,976
Switzerland (1.9%)
Biotechnology (0.8%)
Actelion, Ltd.*	10,260	1,031,652
Machinery (1.1%)
Georg Fischer AG*	3,420	1,461,857
TOTAL SWITZERLAND		2,493,509
Taiwan (0.8%)
Electronic Equipment & Instruments (0.8%)
AU Optronics Corp. ADR§	76,191	1,084,960
TOTAL TAIWAN		1,084,960
United Kingdom (8.5%)
Commercial Services & Supplies (2.9%)
Enterprise PLC	140,000	1,109,332
Michael Page International PLC	200,000	1,295,318
Serco Group PLC	240,000	1,418,538
		3,823,188
Diversified Financials (0.9%)
Melrose PLC	400,000	1,161,248
Electronic Equipment & Instruments (0.8%)
Laird Group PLC	144,419	1,039,385
Industrial Conglomerates (1.6%)
Intertek Group PLC	100,000	1,292,637
Synergy Healthcare PLC	81,215	816,042
		2,108,679
Insurance (0.9%)
Admiral Group PLC	100,000	1,147,056

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Road & Rail (0.9%)
Arriva PLC	110,000	$1,211,650
Specialty Retail (0.5%)
Halfords Group PLC	125,000	688,498
TOTAL UNITED KINGDOM		11,179,704
United States (36.7%)
Aerospace & Defense (0.8%)
BE Aerospace, Inc.*	47,600	1,088,136
Beverages (0.6%)
Hansen Natural Corp.*§	4,400	837,628
Biotechnology (2.7%)
Cubist Pharmaceuticals, Inc.*	46,500	1,170,870
Kendle International, Inc.*	28,600	1,050,478
LifeCell Corp.*§	44,100	1,363,572
		3,584,920
Chemicals (0.3%)
Pacific Ethanol, Inc.	23,000	445,083
Commercial Services & Supplies (1.1%)
American Ecology Corp.§	36,300	961,950
Kenexa Corp.*	17,400	554,190
		1,516,140
Communications Equipment (1.4%)
F5 Networks, Inc.*	22,100	1,181,908
Kanbay International, Inc.*§	43,400	631,036
		1,812,944
Distribution & Wholesale (1.1%)
Beacon Roofing Supply, Inc.*§	59,699	1,313,975
Brightpoint, Inc.*	7,940	107,428
		1,421,403
Diversified Financials (1.2%)
Bankrate, Inc.*§	15,500	585,280
Investment Technology Group, Inc.*	18,400	935,824
		1,521,104
Electrical Equipment (0.6%)
Energy Conversion Devices, Inc.*§	21,400	779,602
Electronic Equipment & Instruments (1.6%)
Daktronics, Inc.§	20,200	583,174
Hittite Microwave Corp.*	10,400	376,064
Itron, Inc.*	18,800	1,114,088
		2,073,326

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (0.6%)
Unit Corp.*	14,800	$841,972
Food Products (0.8%)
Herbalife, Ltd.*	25,800	1,029,420
Healthcare Equipment & Supplies (2.6%)
ArthroCare Corp.*§	28,100	1,180,481
Hologic, Inc.*	28,000	1,382,080
Neurometrix, Inc.*§	30,100	916,846
		3,479,407
Healthcare Providers & Services (2.4%)
Pediatrix Medical Group, Inc.*	32,100	1,454,130
Psychiatric Solutions, Inc.*§	59,652	1,709,627
		3,163,757
Hotels, Restaurants & Leisure (1.5%)
Chipotle Mexican Grill, Inc. Class A*§	14,300	871,585
Life Time Fitness, Inc.*	25,200	1,166,004
		2,037,589
Household Durables (1.3%)
Knoll, Inc.	90,000	1,652,400
Industrial Conglomerates (0.6%)
Chemed Corp.	13,700	747,061
Insurance (0.6%)
Tower Group, Inc.	24,100	729,025
Internet & Catalog Retail (1.1%)
Coldwater Creek, Inc.*	23,300	623,508
Nutri/System, Inc.*§	13,400	832,542
		1,456,050
Internet Software & Services (1.3%)
Allscripts Heathcare Solutions, Inc.*§	67,100	1,177,605
INVESTools, Inc.*	59,700	474,018
		1,651,623
IT Consulting & Services (1.2%)
Redback Networks, Inc.*§	37,700	691,418
SRA International, Inc. Class A*§	31,000	825,530
		1,516,948
Machinery (1.6%)
Ceradyne, Inc.*§	20,300	1,004,647
NACCO Industries, Inc. Class A§	7,800	1,071,798
		2,076,445
Media (1.2%)
aQuantive, Inc.*§	61,300	1,552,729

See Accompanying Notes to Financial Statements.

12

Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate (1.1%)
Trammell Crow Co.*	25,800	$907,386
Williams Scotsman International, Inc.*	23,300	508,872
		1,416,258
Semiconductor Equipment & Products (3.0%)
EMCORE Corp.*§	95,300	914,880
FormFactor, Inc.*§	23,200	1,035,416
SiRF Technology Holdings, Inc.*§	20,400	657,288
Tessera Technologies, Inc.*§	50,700	1,394,250
		4,001,834
Software (0.6%)
THQ, Inc.*	36,550	789,480
Specialty Retail (2.6%)
Aaron Rents, Inc.	26,600	715,008
DSW, Inc. Class A*§	18,800	684,696
Gymboree Corp.*	26,600	924,616
J. Crew Group, Inc.*	18,200	499,590
Zumiez, Inc.*	15,900	597,363
		3,421,273
Wireless Telecommunication Services (1.2%)
SBA Communications Corp. Class A*	60,500	1,581,470
TOTAL UNITED STATES		48,225,027
TOTAL COMMON STOCKS (Cost $106,585,713)		121,017,273
PREFERRED STOCK (1.3%)
Germany (1.3%)
Healthcare Equipment & Supplies (1.3%)
Draegerwerk AG§ (Cost $1,540,403)	26,000	1,731,580
WARRANTS (0.0%)
United States (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07* (Cost $0)	11,500	0
LIMITED PARTNERSHIPS (2.2%)
United States (2.2%)
Venture Capital (2.2%)
Austin Ventures VIII L.P.*††	430,001	343,686
CVC European Equity III L.P.*††	914,411	658,977
Madison Dearborn Capital Partners IV L.P.*††	842,530	952,684
Oak Investment Partners X L.P.*††	1,281,562	977,839
TOTAL LIMITED PARTNERSHIPS (Cost $2,550,927)		2,933,186

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Global Small Cap Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (28.7%)
State Street Navigator Prime Portfolio§§	35,498,227	$35,498,227
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/03/06	$2,199	2,199,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,697,227)		37,697,227
TOTAL INVESTMENTS AT VALUE (124.2%) (Cost $148,374,270)		163,379,266
LIABILITIES IN EXCESS OF OTHER ASSETS (-24.2%)		(31,877,516)
NET ASSETS (100.0%)		$131,501,750

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*  Non-income producing security.

††  Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Global Small Cap Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $35,498,227 (Cost $148,374,270) (Note 2)	$163,379,266[1]
Cash	957
Foreign currency at value (cost $242,983)	250,406
Receivable for investments sold	4,769,966
Dividend and interest receivable	211,640
Receivable for portfolio shares sold	50,123
Prepaid expenses and other assets	26,891
Total Assets	168,689,249
Liabilities
Advisory fee payable (Note 3)	117,840
Administrative services fee payable (Note 3)	25,179
Payable upon return of securities loaned (Note 2)	35,498,227
Payable for investments purchased	1,388,811
Payable for portfolio shares redeemed	95,622
Other accrued expenses payable	61,820
Total Liabilities	37,187,499
Net Assets
Capital stock, $0.001 par value (Note 7)	9,777
Paid-in capital (Note 7)	152,344,285
Undistributed net investment income	191,958
Accumulated net realized loss on investments and foreign currency transactions	(36,082,122)
Net unrealized appreciation from investments and foreign currency translations	15,037,852
Net Assets	$131,501,750
Shares outstanding	9,776,941
Net asset value, offering price, and redemption price per share	$13.45

1  Including $34,290,578 of securities on loan.

See Accompanying Notes to Financial Statements.

15

Credit Suisse Trust — Global Small Cap Portfolio

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$949,741
Interest	176,583
Securities lending	92,399
Net investment income allocated from partnerships	24,209
Foreign taxes withheld	(66,815)
Total investment income	1,176,117
Expenses
Investment advisory fees (Note 3)	868,488
Administrative services fees (Note 3)	116,549
Custodian fees	27,608
Printing fees (Note 3)	22,855
Audit and tax fees	12,484
Legal fees	10,010
Insurance expense	3,880
Transfer agent fees	2,904
Commitment fees (Note 4)	1,524
Trustees' fees	1,466
Registration fees	1,154
Miscellaneous expense	6,156
Total expenses	1,075,078
Less: fees waived (Note 3)	(102,373)
Net expenses	972,705
Net investment income	203,412
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	12,166,326
Net realized loss on foreign currency transactions	(46,962)
Net change in unrealized appreciation (depreciation) from investments	(7,933,018)
Net change in unrealized appreciation (depreciation) from foreign currency translations	28,198
Net realized and unrealized gain from investments and foreign currency related items	4,214,544
Net increase in net assets resulting from operations	$4,417,956

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Global Small Cap Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income (loss)	$203,412	$(445,814)
Net realized gain on investments and foreign currency transactions	12,119,364	24,312,256
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(7,904,820)	(6,565,791)
Net increase in net assets resulting from operations	4,417,956	17,300,651
From Capital Share Transactions (Note 7)
Proceeds from sale of shares	17,912,153	37,385,132
Net asset value of shares redeemed	(20,136,339)	(35,487,395)
Net increase (decrease) in net assets from capital share transactions	(2,224,186)	1,897,737
Net increase in net assets	2,193,770	19,198,388
Net Assets
Beginning of period	129,307,980	110,109,592
End of period	$131,501,750	$129,307,980
Undistributed net investment income (loss)	$191,958	$(11,454)

See Accompanying Notes to Financial Statements.

17

Credit Suisse Trust — Global Small Cap Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$12.95	$11.15	$9.45	$6.40	$9.72	$13.62
INVESTMENT OPERATIONS
Net investment income (loss)	0.02	(0.04)	(0.09)	(0.06)	(0.08)	(0.09)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.48	1.84	1.79	3.11	(3.24)	(3.81)
Total from investment operations	0.50	1.80	1.70	3.05	(3.32)	(3.90)
Net asset value, end of period	$13.45	$12.95	$11.15	$9.45	$6.40	$9.72
Total return[1]	3.86%	16.14%	17.99%	47.66%	(34.16)%	(28.63)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$131,502	$129,308	$110,110	$102,577	$60,633	$160,658
Ratio of expenses to average net assets	1.40%[2]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	0.29%[2]	(0.39)%	(0.85)%	(0.94)%	(0.90)%	(0.84)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[2]	0.19%	0.17%	0.23%	0.31%	0.21%
Portfolio turnover rate	59%	75%	79%	86%	86%	121%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust, (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Global Small Cap Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

19

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC ("Credit Suisse") determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Portfolio are valued at their "fair values" using procedures approved by the Board of Trustees.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the

20

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2006, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse–advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the

21

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2006, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $913,802, of which $786,950 was rebated to borrowers (brokers). The Portfolio retained $92,399 in income from the cash collateral investment, and SSB, as lending agent, was paid $34,453. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) PARTNERSHIP ACCOUNTING POLICY — The Portfolio records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Portfolio's Statement of Operations.

K) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

22

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, investment advisory fees earned and voluntarily waived for the Portfolio were $868,488 and $102,373, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited (U.K.) ("Credit Suisse U.K."), Credit Suisse Asset Management Limited (Japan) ("Credit Suisse Japan") and Credit Suisse Asset Management Limited (Australia) ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K.'s, Credit Suisse Japan's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio. As of March 13, 2006, Credit Suisse Japan serves as sub-investment adviser to the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $69,479.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $47,070.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million

23

Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 4. Line of Credit

committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006, and during the six months ended June 30, 2006, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $78,122,418 and $77,162,906, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $148,374,270, $20,768,121, $(5,763,125) and $15,004,996, respectively.

Note 6. Restricted Securities

Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio does not have the right to demand that such securities be registered.

Security	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Assets	Distributions Received	Open Commitments
Austin Ventures VIII L.P.	Ltd. Partnership	430,001	7/13/01	$359,345	$343,686	$0.80	0.26%	$68,264	$123,332
CVC European Equity III L.P.	Ltd. Partnership	914,411	9/04/01	517,945	658,977	0.72	0.50%	872,321	85,589
Madison Dearborn Capital Partners IV,L.P.	Ltd. Partnership	842,530	4/02/01	672,796	952,684	1.13	0.72%	283,123	157,470
Oak Investment Partners X L.P.	Ltd. Partnership	1,281,562	1/18/01	1,000,840	977,839	0.76	0.74%	309,775	218,438
				$2,550,926	$2,933,186		2.22%	$1,533,483	$584,829

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Credit Suisse Trust — Global Small Cap Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	1,278,067	3,149,654
Shares redeemed	(1,483,777)	(3,040,456)
Net increase (decrease)	(205,710)	109,198

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	73%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

25

Credit Suisse Trust — Global Small Cap Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

26

Credit Suisse Trust — Global Small Cap Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRGSC-SAR-0606

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006

(unaudited)

CREDIT SUISSE TRUST
■  INTERNATIONAL FOCUS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 19, 2006

Dear Shareholder:

For the six month period ended June 30, 2006, Credit Suisse Trust — International Focus Portfolio1 (the "Portfolio") had a gain of 6.41%, versus an increase of 10.16% for the MSCI EAFE (Europe, Australasia, Far East) Index2. The Morgan Stanley Capital International ACWI (All Country World Index) Ex-USA Index2 had an increase of 9.99% in the period.

The Markets: Positive despite turbulence

The world's equity markets had positive, though volatile, performance in the period. Stocks started the year on a bright note, but turned sharply down in May, when worries over US inflation and global interest-rates sparked a broad sell off. These worries seemed to ease in late June, after the US Federal Reserve hinted that an end to its monetary tightening cycle might be near.

Most European markets had double-digit gains in US dollar terms, boosted by a rise in the euro vs. the dollar in the period. Japan had only lackluster performance after a solid 2005. Emerging markets as a group had good absolute performance, but were particularly volatile, posting a peak-to-trough decline of about 25% between mid May and mid June.

From a sector standpoint, all major components of the MSCI EAFE Index advanced, led by utilities, materials, health care and energy stocks. Technology and telecommunications companies had more modest gains.

Strategic Review: Potential for synchronized growth

The Portfolio participated in the rally in foreign stock markets, though it trailed its benchmark. This partly reflected weakness in the Portfolio's telecommunications holdings. In addition, the Portfolio's energy and materials holdings, while collectively positive in absolute terms, trailed their respective components of the benchmark. Good performers for the Portfolio included its industrial and financial services holdings, In regional terms, stock selection in Asia was mixed. Favorable stock selection in South Korea and Singapore was offset by underperformance from the Portfolio's Taiwan and Japan holdings. The Portfolio's European holdings, including those from emerging Europe, collectively underperformed.

Recent market volatility notwithstanding, we believe that the backdrop for international equities could remain favorable. Although interest rates have been steadily rising in the US, we think this trend may be near a peak. We also think

1

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

the US economy can avoid a "hard landing," providing support for growth elsewhere in the world.

At the same time, the economic cycle appears to be picking up in Europe, Japan has been moving out of a deflationary environment, potentially continuing its broadest-based recovery in a decade, and many emerging markets have improving macro fundamentals. China continues to be the growth engine of Asia, as well as a key factor behind the direction of commodity prices.

From a sector perspective, valuations have converged over the past year or so. After many years of the markets favoring value over growth, the sound economic backdrop and comparable stock multiples could potentially favor growth stocks going forward.

We believe that growth opportunities exist in a number of areas. In developed markets, namely Europe and Japan, we have added names in computer software that we think stand to benefit from higher technology spending as legacy systems are upgraded. We have also increased our exposure to beverages and oil services (the latter being a structural growth story within a cyclical sector). We have added several Japanese "mega banks," in the belief they might be beneficiaries of rising interest rates and an improving lending environment in that country.

The Credit Suisse International Equity Team

Nancy Nierman

Anne S. Budlong

Emily Alejos

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Portfolio's fifteen largest holdings may account for 40% or more of the Portfolio's assets. As a result of this strategy, the Portfolio may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	5 Years	10 Years	Since Inception	Inception Date
24.47%	7.16%	3.36%	4.61%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International All Country World Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International Inc. Effective February 28, 2006, the Portfolio compares its performance to the Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East), a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

3

Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

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Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,064.10
Expenses Paid per $1,000*	$6.81
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,018.20
Expenses Paid per $1,000*	$6.66
Annualized Expense Ratios*	1.33%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

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Credit Suisse Trust — International Focus Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

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Credit Suisse Trust — International Focus Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.5%)
Brazil (0.5%)
Metals & Mining (0.5%)
Companhia Vale do Rio Doce ADR	21,026	$505,465
TOTAL BRAZIL		505,465
Denmark (2.4%)
Pharmaceuticals (2.4%)
Novo Nordisk AS Series B	34,400	2,186,658
TOTAL DENMARK		2,186,658
Egypt (1.2%)
Telecommunications (1.2%)
Orascom Telecom Holding SAE GDR	26,820	1,094,256
TOTAL EGYPT		1,094,256
France (15.5%)
Automobiles (1.2%)
Renault SA§	10,100	1,083,460
Banks (2.6%)
Societe Generale§	16,251	2,385,325
Beverages (1.7%)
Pernod Ricard SA§	7,873	1,558,839
Insurance (2.5%)
Axa§	72,169	2,335,204
Media (1.7%)
Lagardere S.C.A.§	21,362	1,574,136
Oil & Gas (2.1%)
Total SA§	29,064	1,908,668
Pharmaceuticals (1.2%)
Sanofi-Aventis§	10,881	1,059,808
Textiles & Apparel (2.5%)
LVMH Moet Hennessy Louis Vuitton SA§	23,533	2,331,777
TOTAL FRANCE		14,237,217
Germany (8.0%)
Aerospace & Defense (0.6%)
MTU Aero Engines Holding AG§	15,915	527,463
Auto Components (1.6%)
Continental AG	14,479	1,477,014
Banks (1.3%)
Bayerische Hypo-und Vereinsbank AG§	32,818	1,184,282
Electric Utilities (1.6%)
E.ON AG§	12,845	1,476,081

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Germany
Multi-Utilities (1.5%)
RWE AG	16,789	$1,392,870
Software (1.4%)
SAP AG	6,207	1,304,580
TOTAL GERMANY		7,362,290
Greece (1.6%)
Diversified Telecommunication Services (1.6%)
Hellenic Telecommunications Organization SA (OTE)*	67,486	1,486,023
TOTAL GREECE		1,486,023
India (1.0%)
Diversified Telecommunication Services (1.0%)
Bharti Airtel, Ltd.*	113,978	918,030
TOTAL INDIA		918,030
Israel (1.3%)
Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries, Ltd. ADR	36,700	1,159,353
TOTAL ISRAEL		1,159,353
Italy (3.6%)
Banks (2.5%)
SanPaolo IMI SpA	87,056	1,538,589
UniCredito Italiano SpA§	101,188	791,153
		2,329,742
Oil & Gas (1.1%)
Eni SpA§	33,404	980,867
TOTAL ITALY		3,310,609
Japan (20.6%)
Auto Components (1.1%)
Bridgestone Corp.§	52,000	1,004,183
Banks (4.0%)
Mitsubishi UFJ Financial Group, Inc.	94	1,319,127
Mizuho Financial Group, Inc.	275	2,334,784
		3,653,911
Chemicals (3.9%)
Kuraray Company, Ltd.	104,000	1,165,368
Shin-Etsu Chemical Company, Ltd.	44,000	2,395,803
		3,561,171
Diversified Financials (1.9%)
Daiwa Securities Group, Inc.	148,000	1,765,465
Electronic Equipment & Instruments (1.5%)
Omron Corp.	55,500	1,413,874

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Household Products (1.2%)
Uni-Charm Corp.	19,300	$1,068,196
Machinery (1.9%)
Komatsu, Ltd.	88,000	1,753,025
Specialty Retail (2.3%)
Yamada Denki Company, Ltd.	21,200	2,162,328
Trading Companies & Distributors (2.8%)
Mitsubishi Corp.	127,900	2,564,445
TOTAL JAPAN		18,946,598
Luxembourg (1.2%)
Energy Equipment & Services (1.2%)
Acergy SA*§	72,800	1,112,907
TOTAL LUXEMBOURG		1,112,907
Mexico (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR Series L	36,500	1,213,990
TOTAL MEXICO		1,213,990
Netherlands (4.5%)
Banks (2.6%)
ABN AMRO Holding NV	86,768	2,375,475
Food Products (1.9%)
Royal Numico NV	38,624	1,731,902
TOTAL NETHERLANDS		4,107,377
Norway (1.2%)
Banks (1.2%)
DNB NOR ASA	86,800	1,079,308
TOTAL NORWAY		1,079,308
Singapore (1.4%)
Banks (1.4%)
United Overseas Bank, Ltd.	135,847	1,338,750
TOTAL SINGAPORE		1,338,750
South Korea (1.7%)
Machinery (1.7%)
Samsung Heavy Industries Company, Ltd.§	68,210	1,573,880
TOTAL SOUTH KOREA		1,573,880
Spain (0.8%)
Tobacco (0.8%)
Altadis SA§	15,860	748,668
TOTAL SPAIN		748,668

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

			Number of Shares	Value
COMMON STOCKS
Sweden (1.4%)
Communications Equipment (1.4%)
Telefonaktiebolaget LM Ericsson			389,800	$1,285,210
TOTAL SWEDEN				1,285,210
Switzerland (5.1%)
Banks (3.1%)
Julius Baer Holding, Ltd.			5,600	483,073
UBS AG			21,278	2,324,541
				2,807,614
Pharmaceuticals (2.0%)
Novartis AG§			34,827	1,875,731
TOTAL SWITZERLAND				4,683,345
Taiwan (1.2%)
Semiconductor Equipment & Products (1.2%)
MediaTek, Inc.			115,100	1,065,403
TOTAL TAIWAN				1,065,403
United Kingdom (21.0%)
Aerospace & Defense (1.3%)
BAE Systems PLC			174,700	1,193,696
Banks (4.8%)
Barclays PLC			83,960	951,970
HSBC Holdings PLC§			116,400	2,045,788
Royal Bank of Scotland Group PLC			42,152	1,383,894
				4,381,652
Beverages (1.4%)
SABMiller PLC			70,722	1,273,405
Commercial Services & Supplies (1.7%)
Capita Group PLC			59,261	505,352
Hays PLC			436,360	1,088,109
				1,593,461
Diversified Financials (0.5%)
KKR Private Equity Investors LP			19,900	435,810
Metals & Mining (3.2%)
BHP Billiton PLC			84,581	1,645,869
Vedanta Resources PLC			53,326	1,352,709
				2,998,578
Oil & Gas (2.2%)
BP	PL	C	177,433	2,057,669
Pharmaceuticals (3.5%)
AstraZeneca PLC			17,225	1,035,949
GlaxoSmithKline PLC			77,184	2,154,379
				3,190,328

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Tobacco (1.2%)
Imperial Tobacco Group PLC	35,843	$1,105,688
Wireless Telecommunication Services (1.2%)
Vodafone Group PLC	519,388	1,105,643
TOTAL UNITED KINGDOM		19,335,930
TOTAL COMMON STOCKS (Cost $67,311,504)		88,751,267
RIGHTS (0.1%)
France (0.1%)
Insurance (0.1%)
Axa, strike price €19.80, expires 07/07/06* (Cost $31,555)	62,890	53,073
SHORT-TERM INVESTMENTS (22.8%)
State Street Navigator Prime Portfolio§§	17,816,968	17,816,968
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/03/06	$3,166	3,166,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,982,968)		20,982,968
TOTAL INVESTMENTS AT VALUE (119.4%) (Cost $88,326,027)		109,787,308
LIABILITIES IN EXCESS OF OTHER ASSETS (-19.4%)		(17,844,890)
NET ASSETS (100.0%)		$91,942,418

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $17,816,968 (Cost $88,326,027) (Note 2)	$109,787,308[1]
Cash	252
Foreign currency at value (Cost $354,556)	352,175
Dividend and interest receivable	99,606
Receivable for portfolio shares sold	46,857
Prepaid expenses and other assets	10,299
Total Assets	110,296,497
Liabilities
Advisory fee payable (Note 3)	70,817
Administrative services fee payable (Note 3)	17,542
Payable upon return of securities loaned (Note 2)	17,816,968
Payable for investments purchased	296,599
Payable for portfolio shares redeemed	79,083
Other accrued expenses payable	73,070
Total Liabilities	18,354,079
Net Assets
Capital stock, $0.001 par value (Note 6)	7,383
Paid-in capital (Note 6)	175,563,367
Undistributed net investment income	1,756,061
Accumulated net realized loss on investments and foreign currency transactions	(106,841,072)
Net unrealized appreciation from investments and foreign currency translations	21,456,679
Net Assets	$91,942,418
Shares outstanding	7,383,161
Net asset value, offering price, and redemption price per share	$12.45

1  Including $16,958,251 of securities on loan.

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$1,513,869
Interest	56,526
Securities lending	40,345
Foreign taxes withheld	(169,101)
Total investment income	1,441,639
Expenses
Investment advisory fees (Note 3)	473,746
Administrative services fees (Note 3)	80,445
Printing fees (Note 3)	30,769
Custodian fees	28,875
Audit and tax fees	12,452
Legal fees	8,070
Insurance expense	3,090
Trustees' fees	1,466
Commitment fees (Note 4)	1,104
Transfer agent fees	1,027
Miscellaneous expense	6,541
Total expenses	647,585
Less: fees waived (Note 3)	(16,031)
Net expenses	631,554
Net investment income	810,085
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	6,172,771
Net realized loss on foreign currency transactions	(30,543)
Net change in unrealized appreciation (depreciation) from investments	(1,281,002)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(23,384)
Net realized and unrealized gain from investments and foreign currency related items	4,837,842
Net increase in net assets resulting from operations	$5,647,927

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income	$810,085	$1,003,775
Net realized gain on investments and foreign currency transactions	6,142,228	7,607,797
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(1,304,386)	5,104,851
Net increase in net assets resulting from operations	5,647,927	13,716,423
From Dividends
Dividends from net investment income	—	(739,766)
Net decrease in net assets resulting from dividends	—	(739,766)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	7,697,051	15,423,150
Reinvestment of dividends	—	739,766
Net asset value of shares redeemed	(13,614,393)	(24,228,669)
Net decrease in net assets from capital share transactions	(5,917,342)	(8,065,753)
Net increase (decrease) in net assets	(269,415)	4,910,904
Net Assets
Beginning of period	92,211,833	87,300,929
End of period	$91,942,418	$92,211,833
Undistributed net investment income	$1,756,061	$945,976

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$11.70	$10.04	$8.85	$6.68	$8.34	$10.73
INVESTMENT OPERATIONS
Net investment income	0.12	0.14	0.11	0.09	0.06	0.05
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.63	1.62	1.17	2.12	(1.72)	(2.44)
Total from investment operations	0.75	1.76	1.28	2.21	(1.66)	(2.39)
LESS DIVIDENDS
Dividends from net investment income	—	(0.10)	(0.09)	(0.04)	—	—
Net asset value, end of period	$12.45	$11.70	$10.04	$8.85	$6.68	$8.34
Total return[1]	6.41%	17.56%	14.63%	33.09%	(19.90)%	(22.27)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$91,942	$92,212	$87,301	$90,970	$86,387	$147,725
Ratio of expenses to average net assets	1.33%[2]	1.42%	1.37%	1.41%	1.42%	1.30%
Ratio of net investment income to average net assets	1.71%[2]	1.17%	0.98%	1.01%	0.61%	0.34%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[2]	—	—	—	—	—
Portfolio turnover rate	29%	47%	90%	131%	134%	166%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the International Focus Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

16

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

17

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2006, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse–advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2006, total earnings from the Portfolio's investment in cash collateral received in connection with securities

18

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

lending arrangements was $474,023, of which $418,061 was rebated to borrowers (brokers). The Portfolio retained $40,345 in income from the cash collateral investment, and SSB, as lending agent, was paid $15,617. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. Effective March 1, 2006 to February 28, 2007, Credit Suisse agreed to voluntarily waive part of its investment advisory fee from 1.00% to 0.95%. For the six months ended June 30, 2006, investment advisory fees earned and voluntarily waived were $473,746 and $16,031, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at anytime.

Credit Suisse Asset Management Limited (U.K.) ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited (Australia) ("Credit Suisse

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Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisors"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $47,375.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $33,070.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006, and during the six months ended June 30, 2006, the Portfolio had no borrowings under the Credit Facility.

20

Credit Suisse Trust — International Focus Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $26,850,112 and $30,446,567, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $88,326,027, $22,540,909, $(1,079,628) and $21,461,281, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	607,325	1,446,359
Shares issued in reinvestment of dividends	—	67,559
Shares redeemed	(1,104,883)	(2,324,558)
Net decrease	(497,558)	(810,640)

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	90%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

21

Credit Suisse Trust — International Focus Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

22

Credit Suisse Trust — International Focus Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

23

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRINT-SAR-0606

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006

(unaudited)

CREDIT SUISSE TRUST
■  SMALL CAP GROWTH PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Small Cap Growth Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 19, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Trust — Small Cap Growth Portfolio (the "Portfolio") had a gain of 3.83%, versus an increase of 6.07% for the Russell 2000® Growth Index.1

Effective April 5, 2006, Laura Granger is responsible for the day-to-day management of the Portfolio.

The Market: Positive despite turbulence

The period was a positive, though volatile, one for the stock market. Equities rose into early May, but hit turbulence on heightened inflation and interest-rate worries, turning sharply down. The sell off hit small-capitalization growth stocks particularly hard. The Russell 2000 Growth Index had a peak-to-trough decline of nearly 14% between early May and mid June. The market gained back some ground late in the period, after the US Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near.

Despite the heightened volatility of small capitalization stocks, as a group they outperformed large cap stocks in the period, with respect to growth and value stocks alike. However, value stocks outperformed growth stocks across the market-cap spectrum.

Strategic Review: Focus on company fundamentals

The Portfolio participated in the rally of small-cap growth stocks, though it trailed its benchmark. Good performance from the Portfolio's consumer discretionary and health care holdings was offset by underperformance from its producer durables and financial services stocks.

Going forward, we will continue to seek to identify companies with the potential for improved revenue or earnings growth, due for example to a proprietary product or technology that could allow a company to emerge as a leader in a growth market. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management, compelling business models, strong return on equity characteristics, relatively clean balance sheets and an opportunity for profit margin improvement. Our search includes companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth.

Laura Granger

Portfolio Manager

1

Credit Suisse Trust — Small Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Because of the nature of the Portfolio's investments in special-situation, start-up and other small companies, an investment in the Portfolio may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Small Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 2006
1 Year	5 Years	10 Years	Since Inception	Inception Date
1.71%	1.40%	3.70%	6.76%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Small Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Small Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,038.30
Expenses Paid per $1,000*	$5.71
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,019.19
Expenses Paid per $1,000*	$5.66
Annualized Expense Ratios*	1.13%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Small Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Small Cap Growth Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.1%)
Aerospace & Defense (1.5%)
BE Aerospace, Inc.*	337,500	$7,715,250
Auto Components (1.4%)
Keystone Automotive Industries, Inc.*	162,600	6,864,972
Banks (0.7%)
Signature Bank*	108,300	3,506,754
Beverages (1.5%)
Hansen Natural Corp.*§	39,100	7,443,467
Biotechnology (5.0%)
Cubist Pharmaceuticals, Inc.*§	326,300	8,216,234
Kendle International, Inc.*§	172,900	6,350,617
LifeCell Corp.*§	345,400	10,679,768
		25,246,619
Chemicals (1.8%)
Airgas, Inc.	134,900	5,025,025
Pacific Ethanol, Inc.	196,398	3,800,584
		8,825,609
Commercial Services & Supplies (5.9%)
Fuel-Tech NV*	326,800	3,954,280
Huron Consulting Group, Inc.*	135,300	4,747,677
Kenexa Corp.*	115,500	3,678,675
Kforce, Inc.*	535,300	8,291,797
VistaPrint, Ltd.*§	337,800	9,032,772
		29,705,201
Communications Equipment (2.8%)
F5 Networks, Inc.*§	189,800	10,150,504
Symmetricom, Inc.*§	513,100	3,627,617
		13,778,121
Construction Materials (0.5%)
U.S. Concrete, Inc.*§	216,200	2,389,010
Distribution & Wholesale (1.4%)
Beacon Roofing Supply, Inc.*§	274,799	6,048,326
Brightpoint, Inc.*§	64,259	869,424
		6,917,750
Diversified Financials (2.6%)
Bankrate, Inc.*§	134,100	5,063,616
Investment Technology Group, Inc.*	158,300	8,051,138
		13,114,754
Electrical Equipment (1.4%)
Energy Conversion Devices, Inc.*§	187,300	6,823,339

See Accompanying Notes to Financial Statements.

7

Credit Suisse Trust — Small Cap Growth Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment & Instruments (3.3%)
Daktronics, Inc.§	172,300	$4,974,301
Hittite Microwave Corp.*	89,500	3,236,320
Itron, Inc.*§	143,900	8,527,514
		16,738,135
Energy Equipment & Services (2.1%)
Dril-Quip, Inc.*§	62,500	5,152,500
TETRA Technologies, Inc.*	174,900	5,297,721
		10,450,221
Healthcare Equipment & Supplies (8.4%)
ArthroCare Corp.*§	183,200	7,696,232
Hologic, Inc.*§	239,200	11,806,912
Mentor Corp.§	143,600	6,246,600
Meridian Bioscience, Inc.§	205,500	5,127,225
Neurometrix, Inc.*§	186,300	5,674,698
Spectranetics Corp.*§	506,000	5,424,320
		41,975,987
Healthcare Providers & Services (2.3%)
Psychiatric Solutions, Inc.*§	392,900	11,260,514
Hotels, Restaurants & Leisure (6.8%)
Chipotle Mexican Grill, Inc. Class A*§	124,500	7,588,275
Life Time Fitness, Inc.*	181,700	8,407,259
Orient-Express Hotels, Ltd. Class A§	243,500	9,457,540
Shuffle Master, Inc.*§	255,900	8,388,402
		33,841,476
Industrial Conglomerates (1.6%)
Chemed Corp.§	150,700	8,217,671
Insurance (1.2%)
Tower Group, Inc.	203,400	6,152,850
Internet & Catalog Retail (2.6%)
Coldwater Creek, Inc.*§	164,400	4,399,344
Nutri/System, Inc.*§	142,200	8,834,886
		13,234,230
Internet Software & Services (4.6%)
Allscripts Heathcare Solutions, Inc.*§	330,056	5,792,483
INVESTools, Inc.*	518,300	4,115,302
Opsware, Inc.*§	866,083	7,136,524
Sify, Ltd. ADR*§	619,200	6,179,616
		23,223,925
IT Consulting & Services (1.0%)
Redback Networks, Inc.*§	277,400	5,087,516

See Accompanying Notes to Financial Statements.

8

Credit Suisse Trust — Small Cap Growth Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery (2.3%)
CE Franklin, Ltd.*§	435,000	$6,303,150
Ceradyne, Inc.*§	108,400	5,364,716
		11,667,866
Media (3.4%)
aQuantive, Inc.*§	371,800	9,417,694
Central European Media Enterprises, Ltd. Class A*§	119,700	7,563,843
		16,981,537
Pharmaceuticals (2.4%)
Adolor Corp.*§	204,900	5,124,549
Nektar Therapeutics*§	374,900	6,875,666
		12,000,215
Real Estate (2.5%)
Trammell Crow Co.*§	221,800	7,800,706
Williams Scotsman International, Inc.*§	203,200	4,437,888
		12,238,594
Semiconductor Equipment & Products (11.1%)
EMCORE Corp.*§	807,800	7,754,880
FormFactor, Inc.*§	147,400	6,578,462
Microsemi Corp.*§	210,200	5,124,676
Netlogic Microsystems, Inc.*§	183,500	5,917,875
ON Semiconductor Corp.*§	807,100	4,745,748
SiRF Technology Holdings, Inc.*§	285,100	9,185,922
Tessera Technologies, Inc.*§	470,600	12,941,500
Trident Microsystems, Inc.*§	187,100	3,551,158
		55,800,221
Software (5.4%)
Informatica Corp.*§	608,700	8,010,492
Taleo Corp. Class A*§	484,800	5,715,792
THQ, Inc.*§	244,050	5,271,480
TradeStation Group, Inc.*§	444,400	5,630,548
Ultimate Software Group, Inc.*§	126,900	2,431,404
		27,059,716
Specialty Retail (8.3%)
Aaron Rents, Inc.§	268,000	7,203,840
Children's Place Retail Stores, Inc.*§	120,300	7,224,015
Citi Trends, Inc.*§	98,200	4,192,158
DSW, Inc. Class A*§	79,400	2,891,748
Gymboree Corp.*§	232,800	8,092,128
J. Crew Group, Inc.*	155,300	4,262,985
Zumiez, Inc.*§	206,500	7,758,205
		41,625,079

See Accompanying Notes to Financial Statements.

9

Credit Suisse Trust — Small Cap Growth Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Textiles & Apparel (0.4%)
dELiA*s, Inc.*§	274,036	$2,214,211
Wireless Telecommunication Services (1.9%)
SBA Communications Corp. Class A*	369,200	9,650,888
TOTAL COMMON STOCKS (Cost $476,121,622)		491,751,698
WARRANTS (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07* (Cost $0)	98,199	0
SHORT-TERM INVESTMENTS (21.8%)
State Street Navigator Prime Portfolio§§	99,363,271	99,363,271
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 07/03/06	$8,480	8,480,000
TOTAL SHORT-TERM INVESTMENTS (Cost $107,843,271)		107,843,271
TOTAL INVESTMENTS AT VALUE (119.9%) (Cost $583,964,893)		599,594,969
LIABILITIES IN EXCESS OF OTHER ASSETS (-19.9%)		(98,453,118)
NET ASSETS (100.0%)		$501,141,851

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

10

Credit Suisse Trust — Small Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $99,363,271 (Cost $583,964,893) (Note 2)	$599,594,969[1]
Cash	732
Receivable for investments sold	20,405,959
Receivable for portfolio shares sold	60,171
Dividend and interest receivable	30,566
Prepaid expenses and other assets	62,512
Total Assets	620,154,909
Liabilities
Advisory fee payable (Note 3)	364,116
Administrative services fee payable (Note 3)	88,486
Payable upon return of securities loaned (Note 2)	99,363,271
Payable for investments purchased	18,247,337
Payable for portfolio shares redeemed	789,353
Other accrued expenses payable	160,495
Total Liabilities	119,013,058
Net Assets
Capital stock, $0.001 par value (Note 6)	32,416
Paid-in capital (Note 6)	577,816,707
Accumulated net investment loss	(2,259,437)
Accumulated net realized loss on investments	(90,077,911)
Net unrealized appreciation from investments	15,630,076
Net Assets	$501,141,851
Shares outstanding	32,415,811
Net asset value, offering price and redemption price per share	$15.46

1  Including $96,920,149 of securities on loan.

See Accompanying Notes to Financial Statements.

11

Credit Suisse Trust — Small Cap Growth Portfolio

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$355,270
Interest	293,077
Securities lending	249,544
Total investment income	897,891
Expenses
Investment advisory fees (Note 3)	2,518,171
Administrative services fees (Note 3)	446,876
Printing fees (Note 3)	88,044
Custodian fees	30,026
Audit and tax fees	28,775
Insurance expense	14,199
Commitment fees (Note 4)	8,098
Legal fees	7,438
Transfer agent fees	4,715
Interest expense (Note 4)	1,836
Trustees' fees	1,466
Miscellaneous expense	7,684
Total expenses	3,157,328
Net investment loss	(2,259,437)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	39,015,294
Net change in unrealized appreciation (depreciation) from investments	(12,946,169)
Net realized and unrealized gain from investments	26,069,125
Net increase in net assets resulting from operations	$23,809,688

See Accompanying Notes to Financial Statements.

12

Credit Suisse Trust — Small Cap Growth Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment loss	$(2,259,437)	$(5,406,158)
Net realized gain on investments	39,015,294	68,108,464
Net change in unrealized appreciation (depreciation) from investments	(12,946,169)	(83,839,851)
Net increase (decrease) in net assets resulting from operations	23,809,688	(21,137,545)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	11,634,219	14,297,997
Net asset value of shares redeemed	(91,678,748)	(202,887,845)
Net decrease in net assets from capital share transactions	(80,044,529)	(188,589,848)
Net decrease in net assets	(56,234,841)	(209,727,393)
Net Assets
Beginning of period	557,376,692	767,104,085
End of period	$501,141,851	$557,376,692
Accumulated net investment loss	$(2,259,437)	$—

See Accompanying Notes to Financial Statements.

13

Credit Suisse Trust — Small Cap Growth Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$14.89	$15.30	$13.80	$9.29	$14.01	$16.68
INVESTMENT OPERATIONS
Net investment loss	(0.07)	(0.14)	(0.14)	(0.10)	(0.11)	(0.10)
Net gain (loss) on investments (both realized and unrealized)	0.64	(0.27)	1.64	4.61	(4.61)	(2.57)
Total from investment operations	0.57	(0.41)	1.50	4.51	(4.72)	(2.67)
Net asset value, end of period	$15.46	$14.89	$15.30	$13.80	$9.29	$14.01
Total return[1]	3.83%	(2.68)%	10.87%	48.55%	(33.69)%	(16.01)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$501,142	$557,377	$767,104	$775,347	$501,613	$864,819
Ratio of expenses to average net assets	1.13%[2]	1.14%	1.10%	1.12%	1.14%	1.12%
Ratio of net investment loss to average net assets	(0.81)%[2]	(0.84)%	(0.92)%	(0.97)%	(0.94)%	(0.73)%
Portfolio turnover rate	97%	82%	99%	76%	69%	91%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized

See Accompanying Notes to Financial Statements.

14

Credit Suisse Trust — Small Cap Growth Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Notes 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

15

Credit Suisse Trust — Small Cap Growth Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other

16

Credit Suisse Trust — Small Cap Growth Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2006, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $3,752,710, of which $3,407,079 was rebated to borrowers (brokers). The Portfolio retained $249,544 in income from the cash collateral investment, and SSB, as lending agent, was paid $96,087. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

H) OTHER — The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, investment advisory fees earned were $2,518,171.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $279,797.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of

17

Credit Suisse Trust — Small Cap Growth Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $167,079.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2006, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$6,009,500	5.500%	$7,003,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $528,012,517 and $606,719,327, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $583,964,893, $46,679,950, ($31,049,874) and $15,630,076, respectively.

18

Credit Suisse Trust — Small Cap Growth Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Month Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	695,227	960,940
Shares redeemed	(5,710,212)	(13,667,854)
Net decrease	(5,014,985)	(12,706,914)

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
3	86%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

19

Credit Suisse Trust — Small Cap Growth Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

20

Credit Suisse Trust — Small Cap Growth Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

21

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRSCG-SAR-0606

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006
(unaudited)

CREDIT SUISSE TRUST
■  MID-CAP GROWTH PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Mid-Cap Growth Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

  July 21, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Trust—Mid-Cap Growth Portfolio1 (the "Portfolio") had a decline of 0.76%, versus an increase of 2.56% for the Russell Midcap® Growth Index2 and an increase of 4.98% for the Russell 2500(TM) Growth Index.3

The Market: Positive despite turbulence

The period was a positive, though volatile, one for the stock market. Equities rose into early May, but hit turbulence on heightened inflation and interest-rate worries, turning sharply down. The sell off hit small- and mid-capitalization growth stocks particularly hard. The Russell 2500(TM) Growth Index, for example, had a peak-to-trough decline of about 12% between early May and mid June. The market gained back some ground late in the period, after the US Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near.

Strategic Review: Healthcare, technology offset producer durables strength

The Portfolio underperformed its benchmarks for the period. Stocks that hindered the Portfolio's performance included its healthcare holdings, in particular two biopharmaceutical companies that had significant declines. We opted to eliminate these two positions in the period, based on our view of their growth prospects going forward. The Portfolio's technology and financial services holdings also underperformed their respective components within the Portfolio's benchmarks. On the positive side, the Portfolio was aided by good stock selection in the producer durables, energy and consumer discretionary sectors.

With regard to recent portfolio activity, we established a position in Autodesk (1.7% of the Portfolio's net assets as of June 30, 2006), a provider of software and multimedia tools used in mechanical design and other applications. We believe that the company is entering an upgrade cycle, from two-dimensional to three-dimensional products, that could support sales and income growth. Our sales included Chemtura, due to our concerns regarding integration difficulties as the company merged with Great Lakes Chemical.

Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, including companies still in their

1

Credit Suisse Trust — Mid-Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

developmental stage as well as older companies that appear to be entering a new stage of growth.

The Credit Suisse Mid-Cap Growth Team

Marian U. Pardo
Calvin E. Chung
Eric M. Wiegand

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Mid-Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	5 Years	Since Inception	Inception Date
4.47%	3.26%	4.20%	9/13/99

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Russell Midcap® Growth Index measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3  The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Mid-Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Mid-Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$992.40
Expenses Paid per $1,000*	$6.03
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,018.74
Expenses Paid per $1,000*	$6.11
Annualized Expense Ratios*	1.22%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Mid-Cap Growth Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Mid-Cap Growth Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.9%)
Aerospace & Defense (6.4%)
Alliant Techsystems, Inc.*	5,100	$389,385
Goodrich Corp.	11,300	455,277
L-3 Communications Holdings, Inc.	7,100	535,482
Precision Castparts Corp.	13,200	788,832
		2,168,976
Airlines (0.5%)
AMR Corp.*§	7,100	180,482
Banks (6.1%)
Hudson City Bancorp, Inc.	36,200	482,546
Mellon Financial Corp.	10,800	371,844
Mercantile Bankshares Corp.	7,800	278,226
Northern Trust Corp.	10,700	591,710
People's Bank	10,000	328,500
		2,052,826
Beverages (2.0%)
Constellation Brands, Inc. Class A*	16,500	412,500
Molson Coors Brewing Co. Class B	3,900	264,732
		677,232
Biotechnology (3.2%)
Amylin Pharmaceuticals, Inc.*§	8,300	409,771
Biogen Idec, Inc.*	4,000	185,320
Celgene Corp.*	10,100	479,043
		1,074,134
Chemicals (1.8%)
Monsanto Co.	7,400	623,006
Commercial Services & Supplies (5.5%)
Avery Dennison Corp.	8,200	476,092
Brink's Co.	9,100	513,331
Corporate Executive Board Co.	4,000	400,800
Intermec, Inc.*§	7,000	160,580
Laureate Education, Inc.*	7,400	315,462
		1,866,265
Communications Equipment (2.6%)
Avaya, Inc.*§	42,800	488,776
Comverse Technology, Inc.*	19,300	381,561
		870,337
Distributor (2.4%)
Pool Corp.§	18,400	802,792

See Accompanying Notes to Financial Statements.

7

Credit Suisse Trust — Mid-Cap Growth Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Financials (2.8%)
National Financial Partners Corp.§	5,800	$256,998
Nuveen Investments, Inc. Class A	10,700	460,635
TD Ameritrade Holding Corp.	16,200	239,922
		957,555
Electrical Equipment (1.3%)
Rockwell Automation, Inc.	6,000	432,060
Electronic Equipment & Instruments (4.8%)
Broadcom Corp. Class A*	14,700	441,735
Intersil Corp. Class A	11,000	255,750
Roper Industries, Inc.	19,800	925,650
		1,623,135
Energy Equipment & Services (4.2%)
Grant Prideco, Inc.*	4,300	192,425
National-Oilwell Varco, Inc.*	11,900	753,508
Smith International, Inc.	10,800	480,276
		1,426,209
Healthcare Equipment & Supplies (5.5%)
Dade Behring Holdings, Inc.	11,200	466,368
Hologic, Inc.*	6,500	320,840
IMS Health, Inc.	10,400	279,240
Intuitive Surgical, Inc.*§	1,500	176,955
Varian Medical Systems, Inc.*	13,200	625,020
		1,868,423
Healthcare Providers & Services (5.1%)
Covance, Inc.*	13,000	795,860
Omnicare, Inc.§	7,707	365,466
Quest Diagnostics, Inc.	9,500	569,240
		1,730,566
Hotels, Restaurants & Leisure (5.1%)
Penn National Gaming, Inc.*	22,400	868,672
Starwood Hotels & Resorts Worldwide, Inc.	14,200	856,828
		1,725,500
Household Durables (0.6%)
Snap-On, Inc.	5,100	206,142
Insurance (3.3%)
Genworth Financial, Inc. Class A	19,700	686,348
W.R. Berkley Corp.	12,400	423,212
		1,109,560
Internet Software & Services (0.8%)
Akamai Technologies, Inc.*§	7,200	260,568

See Accompanying Notes to Financial Statements.

8

Credit Suisse Trust — Mid-Cap Growth Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
IT Consulting & Services (6.2%)
CACI International, Inc. Class A*	14,900	$869,117
ManTech International Corp. Class A*	5,900	182,074
NAVTEQ Corp.*	12,300	549,564
SRA International, Inc. Class A*§	17,800	474,014
		2,074,769
Machinery (1.5%)
Harsco Corp.	3,300	257,268
ITT Corp.	5,200	257,400
		514,668
Media (2.8%)
Lamar Advertising Co. Class A*§	11,000	592,460
Univision Communications, Inc. Class A*	10,100	338,350
		930,810
Metals & Mining (1.6%)
Peabody Energy Corp.	9,900	551,925
Oil & Gas (4.3%)
Newfield Exploration Co.*	13,700	670,478
Noble Energy, Inc.	6,900	323,334
XTO Energy, Inc.	10,400	460,408
		1,454,220
Personal Products (0.5%)
Alberto-Culver Co.	3,200	155,904
Pharmaceuticals (2.9%)
Endo Pharmaceuticals Holdings, Inc.*	18,800	620,024
Forest Laboratories, Inc.*	9,000	348,210
		968,234
Software (5.4%)
Activision, Inc.*	27,221	309,775
Autodesk, Inc.*	16,900	582,374
Cerner Corp.*§	6,500	241,215
Red Hat, Inc.*§	28,700	671,580
		1,804,944
Specialty Retail (2.7%)
Abercrombie & Fitch Co. Class A	3,000	166,290
Circuit City Stores, Inc.§	6,200	168,764
Tractor Supply Co.*§	4,600	254,242
Williams-Sonoma, Inc.	9,300	316,665
		905,961

See Accompanying Notes to Financial Statements.

9

Credit Suisse Trust — Mid-Cap Growth Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services (4.0%)
American Tower Corp. Class A*	17,900	$557,048
Crown Castle International Corp.*	12,200	421,388
NII Holdings, Inc.*	6,500	366,470
		1,344,906
TOTAL COMMON STOCKS (Cost $28,091,200)		32,362,109
SHORT-TERM INVESTMENTS (17.8%)
State Street Navigator Prime Portfolio§§	4,414,015	4,414,015
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/03/06	$1,608	1,608,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,022,015)		6,022,015
TOTAL INVESTMENTS AT VALUE (113.7%) (Cost $34,113,215)		38,384,124
LIABILITIES IN EXCESS OF OTHER ASSETS (-13.7%)		(4,639,355)
NET ASSETS (100.0%)		$33,744,769

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

10

Credit Suisse Trust — Mid-Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $4,414,015 (Cost $34,113,215) (Note 2)	$38,384,124[1]
Cash	400
Dividend and interest receivable	7,486
Receivable for portfolio shares sold	1,781
Prepaid expenses and other assets	2,939
Total Assets	38,396,730
Liabilities
Advisory fee payable (Note 3)	20,070
Administrative services fee payable (Note 3)	7,535
Payable upon return of securities loaned (Note 2)	4,414,015
Payable for investments purchased	86,050
Payable for portfolio shares redeemed	79,966
Other accrued expenses payable	44,325
Total Liabilities	4,651,961
Net Assets
Capital stock, $0.001 par value (Note 6)	2,578
Paid-in capital (Note 6)	40,777,698
Accumulated net investment loss	(61,358)
Accumulated net realized loss on investments	(11,245,058)
Net unrealized appreciation from investments	4,270,909
Net Assets	$33,744,769
Shares outstanding	2,577,657
Net asset value, offering price, and redemption price per share	$13.09

1  Including $4,310,597 of securities on loan.

See Accompanying Notes to Financial Statements.

11

Credit Suisse Trust — Mid-Cap Growth Portfolio

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$123,486
Interest	37,042
Securities lending	2,371
Total investment income	162,899
Expenses
Investment advisory fees (Note 3)	165,864
Administrative services fees (Note 3)	35,260
Printing fees (Note 3)	16,749
Audit and tax fees	9,272
Legal fees	7,742
Custodian fees	4,074
Insurance expense	1,734
Trustees' fees	1,466
Transfer agent fees	601
Commitment fees (Note 4)	501
Miscellaneous expense	2,872
Total expenses	246,135
Less: fees waived (Note 3)	(21,878)
Net expenses	224,257
Net investment loss	(61,358)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	1,670,700
Net change in unrealized appreciation (depreciation) from investments	(1,800,606)
Net realized and unrealized loss from investments	(129,906)
Net decrease in net assets resulting from operations	$(191,264)

See Accompanying Notes to Financial Statements.

12

Credit Suisse Trust — Mid-Cap Growth Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment loss	$(61,358)	$(272,207)
Net realized gain from investments	1,670,700	4,952,683
Net change in unrealized appreciation (depreciation) from investments	(1,800,606)	(2,119,147)
Net increase (decrease) in net assets resulting from operations	(191,264)	2,561,329
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	407,994	438,922
Net asset value of shares redeemed	(4,130,823)	(7,793,312)
Net decrease in net assets from capital share transactions	(3,722,829)	(7,354,390)
Net decrease in net assets	(3,914,093)	(4,793,061)
Net Assets
Beginning of period	37,658,862	42,451,923
End of period	$33,744,769	$37,658,862
Accumulated net investment loss	$(61,358)	$—

See Accompanying Notes to Financial Statements.

13

Credit Suisse Trust — Mid-Cap Growth Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$13.19	$12.33	$10.90	$7.60	$10.75	$12.86
INVESTMENT OPERATIONS
Net investment loss	(0.02)	(0.10)	(0.11)	(0.08)	(0.08)	(0.08)
Net gain (loss) on investments (both realized and unrealized)	(0.08)	0.96	1.54	3.38	(3.07)	(2.03)
Total from investment operations	(0.10)	0.86	1.43	3.30	(3.15)	(2.11)
Net asset value, end of period	$13.09	$13.19	$12.33	$10.90	$7.60	$10.75
Total return[1]	(0.76)%	6.97%	13.12%	43.42%	(29.30)%	(16.41)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$33,745	$37,659	$42,452	$41,569	$30,754	$51,290
Ratio of expenses to average net assets	1.22%[2]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets	(0.33)%[2]	(0.70)%	(0.87)%	(0.90)%	(0.84)%	(0.81)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%[2]	0.12%	0.08%	0.14%	0.11%	0.04%
Portfolio turnover rate	38%	95%	124%	73%	74%	173%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

14

Credit Suisse Trust — Mid-Cap Growth Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Mid-Cap Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

15

Credit Suisse Trust — Mid-Cap Growth Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the

16

Credit Suisse Trust — Mid-Cap Growth Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2006, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $141,126, of which $137,855 was rebated to borrowers (brokers). The Portfolio retained $2,371 in income from the cash collateral investment, and SSB, as lending agent, was paid $900. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the Portfolio's average daily net assets. Effective March 1, 2006 to February 28, 2007, Credit Suisse agreed to voluntarily waive part of its investment advisory fee from 0.90% to 0.85%. For the six months ended June 30, 2006, investment advisory fees earned and voluntarily waived for the Portfolio were $165,864 and $21,878, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $18,429.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

17

Credit Suisse Trust — Mid-Cap Growth Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $16,831.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006 and during the six months ended June 30, 2006, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $13,506,462 and $17,133,054, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $34,113,215, $5,244,596, $(973,687) and $4,270,909, respectively.

18

Credit Suisse Trust — Mid-Cap Growth Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	30,072	34,637
Shares redeemed	(307,176)	(623,241)
Net decrease	(277,104)	(588,604)

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	95%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

19

Credit Suisse Trust — Mid-Cap Growth Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

20

Credit Suisse Trust — Mid-Cap Growth Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

21

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRMCG-SAR-0606

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006

(unaudited)

CREDIT SUISSE TRUST
■  LARGE CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 19, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Trust — Large Cap Value Portfolio1 (the "Portfolio") had a gain of 4.24%, versus an increase of 6.56% for the Russell 1000® Value Index.2

The Market: Positive despite turbulence

The period was a positive, though volatile, one for the stock market. Equities rose into early May, but hit turbulence on heightened inflation and interest-rate worries, turning sharply down into mid June. The market staged a late-period rally, however, after the US Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near. From a sector standpoint, energy stocks outperformed, supported by high oil prices. Utilities also performed well, while the health care and technology sectors underperformed. Value stocks outperformed growth stocks across the market capitalization range.

Strategic Review: Market volatility and the search for value

The Portfolio participated in the market's rally but trailed its benchmark. This was due in part to certain technology holdings, such as Microsoft and International Business Machines (1.1% and 2.2% of the Portfolio's net assets, respectively, as of June 30, 2006) that had lagged when more-speculative technology stocks were in favor, and as a result underperformed for the period as a whole. The Portfolio's health care and financial services stocks also underperformed. On the positive side, the Portfolio's performance was aided by good stock selection in the energy-services sector, as well as its overweighting in that sector. The Portfolio's producer durables holdings also had good performance.

In terms of noteworthy recent portfolio activity, our purchases included Abbott Laboratories (1.3% of the Portfolio's net assets as of June 30, 2006), a health care products company, using weakness in the stock price as a buying opportunity. We believe that the company has the potential to improve its growth rate and relative valuation. We also established a position in Carnival Corp. (0.5% of the Portfolio's net assets as of June 30, 2006), an operator of cruise ships. The company's stock had declined over 25% from a recent high, reaching a valuation level we deemed attractive. We believe that demand and pricing for the company's Caribbean market might be stabilizing, and energy prices could become less of a hindrance to earnings going forward. Our sales included a number of stocks that had appreciated to reach our price target, such as McDonalds and JC Penney.

1

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Going forward, we will continue to adhere to our general strategy of investing in dividend-paying stocks of companies with large market capitalizations. Using proprietary bottom-up equity research and detailed quantitative analyses, we look for stocks that are deeply discounted relative to our view of their upside potential, in terms of valuation and/or income, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.

The Credit Suisse Value Team

Stephen J. Kaszynski

Robert E. Rescoe

Adam Scheiner

The value of investments generally will fluctuate in response to market movements and the Portfolio's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	5 Years	Since Inception	Inception Date
9.62%	3.38%	5.90%	10/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,042.40
Expenses Paid per $1,000*	$5.06
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,019.84
Expenses Paid per $1,000*	$5.01
Annualized Expense Ratios*	1.00%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company seperate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Large Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.9%)
Aerospace & Defense (6.6%)
Goodrich Corp.§	7,000	$282,030
L-3 Communications Holdings, Inc.	13,800	1,040,796
Precision Castparts Corp.	12,900	770,904
United Technologies Corp.	27,500	1,744,050
		3,837,780
Banks (12.0%)
Bank of America Corp.	52,570	2,528,617
Hudson City Bancorp, Inc.§	61,965	825,993
Mercantile Bankshares Corp.§	19,850	708,050
U.S. Bancorp	29,300	904,784
Wells Fargo & Co.	29,000	1,945,320
		6,912,764
Beverages (1.1%)
Coca-Cola Co.	14,300	615,186
Building Products (1.7%)
American Standard Companies, Inc.	22,600	977,902
Chemicals (1.2%)
Dow Chemical Co.	17,800	694,734
Communications Equipment (0.8%)
Motorola, Inc.	24,300	489,645
Computers & Peripherals (2.2%)
International Business Machines Corp.	16,600	1,275,212
Containers & Packaging (1.0%)
Crown Holdings, Inc.*	36,000	560,520
Diversified Financials (12.2%)
American Express Co.	12,400	659,928
Capital One Financial Corp.	10,000	854,500
Citigroup, Inc.	39,200	1,891,008
Freddie Mac	9,100	518,791
Goldman Sachs Group, Inc.	1,300	195,559
JPMorgan Chase & Co.	22,500	945,000
Lehman Brothers Holdings, Inc.	12,200	794,830
Morgan Stanley	18,900	1,194,669
		7,054,285
Diversified Telecommunication Services (5.0%)
ALLTEL Corp.	14,600	931,918
AT&T, Inc.	46,700	1,302,463
Sprint Nextel Corp.	32,800	655,672
		2,890,053
Electric Utilities (3.6%)
Exelon Corp.	18,100	1,028,623
PPL Corp.§	28,100	907,630
TXU Corp.	2,500	149,475
		2,085,728

See Accompanying Notes to Financial Statements.

7

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (1.2%)
Emerson Electric Co.	8,100	$678,861
Energy Equipment & Services (1.7%)
Halliburton Co.	9,400	697,574
Nabors Industries, Ltd.*§	8,800	297,352
		994,926
Food & Drug Retailing (1.4%)
CVS Corp.	25,500	782,850
Food Products (1.0%)
Kellogg Co.	11,900	576,317
Healthcare Providers & Services (1.0%)
Aetna, Inc.*	14,200	567,006
Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	7,100	296,354
Household Products (1.3%)
Procter & Gamble Co.	13,000	722,800
Industrial Conglomerates (3.6%)
3M Co.	7,600	613,852
General Electric Co.	44,500	1,466,720
		2,080,572
Insurance (5.5%)
St. Paul Travelers Companies, Inc.	22,700	1,011,966
Aflac, Inc.	18,800	871,380
Hartford Financial Services Group, Inc.	15,300	1,294,380
		3,177,726
IT Consulting & Services (1.0%)
First Data Corp.	12,700	572,008
Machinery (0.7%)
Deere & Co.	5,100	425,799
Multiline Retail (1.0%)
Kohl's Corp.*	9,900	585,288
Oil & Gas (11.6%)
Chevron Corp.	32,500	2,016,950
ConocoPhillips	9,504	622,797
Exxon Mobil Corp.	43,600	2,674,860
Newfield Exploration Co.*§	15,100	738,994
Noble Energy, Inc.	13,900	651,354
		6,704,955
Paper & Forest Products (1.0%)
International Paper Co.	17,200	555,560

See Accompanying Notes to Financial Statements.

8

Credit Suisse Trust — Large Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Personal Products (1.1%)
Alberto-Culver Co.	12,800	$623,616
Pharmaceuticals (8.4%)
Abbott Laboratories	17,700	771,897
Johnson & Johnson	23,000	1,378,160
Pfizer, Inc.	72,900	1,710,963
Wyeth	21,700	963,697
		4,824,717
Real Estate (1.8%)
Annaly Mortgage Management, Inc.§	50,500	646,905
Liberty Property Trust§	8,900	393,380
		1,040,285
Semiconductor Equipment & Products (0.6%)
Applied Materials, Inc.	22,100	359,788
Software (1.1%)
Microsoft Corp.	28,200	657,060
Specialty Retail (3.5%)
Abercrombie & Fitch Co. Class A	10,000	554,300
Home Depot, Inc.	27,800	994,962
Office Depot, Inc.*	13,200	501,600
		2,050,862
Tobacco (2.5%)
Altria Group, Inc.	19,800	1,453,914
TOTAL COMMON STOCKS (Cost $50,809,405)		57,125,073
SHORT-TERM INVESTMENTS (5.9%)
State Street Navigator Prime Portfolio§§	3,155,970	3,155,970
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/03/06	$232	232,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,387,970)		3,387,970
TOTAL INVESTMENTS AT VALUE (104.8%) (Cost $54,197,375)		60,513,043
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%)		(2,754,761)
NET ASSETS (100.0%)		$57,758,282

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

9

Credit Suisse Trust — Large Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value including collateral for securities on loan of $3,155,970 (Cost $54,197,375) (Note 2)	$60,513,043[1]
Cash	149
Foreign currency at value (cost $7)	9
Receivable for investments sold	363,931
Dividend and interest receivable	88,486
Receivable for portfolio shares sold	18,789
Prepaid expenses and other assets	4,317
Total Assets	60,988,724
Liabilities
Advisory fee payable (Note 3)	32,190
Administrative services fee payable (Note 3)	11,482
Payable upon return of securities loaned (Note 2)	3,155,970
Payable for portfolio shares redeemed	5,005
Other accrued expenses payable	25,795
Total Liabilities	3,230,442
Net Assets
Capital stock, $0.001 par value (Note 6)	3,854
Paid-in capital (Note 6)	47,555,423
Undistributed net investment income	917,038
Accumulated net realized gain from investments and foreign currency transactions	2,966,299
Net unrealized appreciation from investments and foreign currency translations	6,315,668
Net Assets	$57,758,282
Shares outstanding	3,854,221
Net asset value, offering price, and redemption price per share	$14.99

1  Including $3,077,576 of securities on loan.

See Accompanying Notes to Financial Statements.

10

Credit Suisse Trust — Large Cap Value Portfolio

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$631,783
Interest	14,451
Securities lending	817
Total investment income	647,051
Expenses
Investment advisory fees (Note 3)	217,208
Administrative services fees (Note 3)	51,564
Audit and tax fees	9,253
Legal fees	7,688
Printing fees (Note 3)	6,457
Custodian fees	5,572
Insurance expense	2,247
Trustees' fees	1,466
Commitment fees (Note 4)	758
Transfer agent fees	530
Miscellaneous expense	2,809
Total expenses	305,552
Less: fees waived (Note 3)	(15,941)
Net expenses	289,611
Net investment income	357,440
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	3,220,154
Net realized gain on foreign currency transactions	220
Net change in unrealized appreciation (depreciation) from investments	(1,175,510)
Net change in unrealized appreciation (depreciation) from foreign currency translations	19
Net realized and unrealized gain from investments and foreign currency related items	2,044,883
Net increase in net assets resulting from operations	$2,402,323

See Accompanying Notes to Financial Statements.

11

Credit Suisse Trust — Large Cap Value Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income	$357,440	$559,551
Net realized gain on investments and foreign currency transactions	3,220,374	4,001,952
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(1,175,491)	(549,968)
Net increase in net assets resulting from operations	2,402,323	4,011,535
From Dividends
Dividends from net investment income	—	(473,434)
Net decrease in net assets resulting from dividends	—	(473,434)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	411,893	18,628,241
Reinvestment of dividends	—	473,434
Net asset value of shares redeemed	(2,861,250)	(9,687,245)
Net increase (decrease) in net assets from capital share transactions	(2,449,357)	9,414,430
Net increase (decrease) in net assets	(47,034)	12,952,531
Net Assets
Beginning of period	57,805,316	44,852,785
End of period	$57,758,282	$57,805,316
Undistributed net investment income	$917,038	$559,598

See Accompanying Notes to Financial Statements.

12

Credit Suisse Trust — Large Cap Value Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$14.38	$13.40	$12.10	$9.74	$12.81	$12.69
INVESTMENT OPERATIONS
Net investment income	0.10	0.11	0.12	0.09	0.09	0.11
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.51	0.98	1.25	2.35	(3.05)	0.01
Total from investment operations	0.61	1.09	1.37	2.44	(2.96)	0.12
LESS DIVIDENDS
Dividends from net investment income	—	(0.11)	(0.07)	(0.08)	(0.11)	—
Net asset value, end of period	$14.99	$14.38	$13.40	$12.10	$9.74	$12.81
Total return[1]	4.24%	8.14%	11.34%	25.16%	(23.09)%	0.95%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$57,758	$57,805	$44,853	$29,536	$21,486	$30,280
Ratio of expenses to average net assets	1.00%[2]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.23%[2]	1.03%	1.15%	0.97%	0.68%	0.90%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.06%[2]	0.09%	0.14%	0.25%	0.35%	0.24%
Portfolio turnover rate	42%	81%	53%	86%	43%	46%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

13

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Large Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

14

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the price of securities used by the portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

15

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse–advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2006, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $43,948 of which $42,845 was rebated to borrowers (brokers). The Portfolio retained $817 in income from the cash collateral investment, and SSB, as lending agent, was paid $286. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.75% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, investment advisory fees earned and

16

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

voluntarily waived were $217,208 and $15,941 respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $28,961.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $22,603.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006, and during the six months ended June 30, 2006, the Portfolio had no borrowings under the Credit Facility.

17

Credit Suisse Trust — Large Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $24,037,927 and $25,545,188, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $54,197,375, $7,347,077, $(1,031,409) and $6,315,668, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	27,874	1,322,280
Shares issued in reinvestment of dividends	—	33,672
Shares redeemed	(192,777)	(683,694)
Net increase (decrease)	(164,903)	672,258

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	96%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

18

Credit Suisse Trust — Large Cap Value Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

19

Credit Suisse Trust — Large Cap Value Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

20

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRLCV-SAR-0606

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006
(unaudited)

CREDIT SUISSE TRUST
■  SMALL CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Small Cap Value Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

  July 19, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Trust — Small Cap Value Portfolio1 (the "Portfolio") had a gain of 5.01%, versus an increase of 8.22% for the Russell 2000® Index2 and an increase of 10.44% for the Russell 2000® Value Index.3

The Market: Positive despite turbulence

The period was a positive, though volatile, one for the stock market. Equities rose into early May, but hit turbulence on heightened inflation and interest-rate worries, turning sharply down into mid June. This hit riskier asset classes such as small-capitalization stocks particularly hard. The market gained back some ground late in the period, after the Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near.

Despite the heightened volatility of small capitalization stocks, as a group they outperformed large cap stocks in the period, with respect to growth and value stocks alike. Value stocks outperformed growth stocks across the market-cap spectrum.

Strategic Review: Focus on company fundamentals

The Portfolio participated in the rise in small cap value stocks, but it trailed its benchmarks. We attribute the bulk of the underperformance to a strong January rally in small cap stocks that particularly benefited the shares of lower quality companies and those most attractive to momentum traders — that is, the types of stocks our selection process tends to screen out. While the Portfolio outperformed in the sharp May market downdraft, it lagged in the late-June "relief rally" surge. That notwithstanding, we continue to position the Portfolio for potential long-term outperformance by adhering to our discipline and refusing to respond to short-term market trends.

From a sector standpoint, financial services, consumer discretionary and materials holdings underperformed. The Portfolio's consumer staples and utilities holdings outperformed.

In terms of noteworthy recent activity, our purchases included South Financial Group (1.6% of the Portfolio's net assets as of June 30, 2006). Our analysis, based on all available information, revealed what we believe is a significantly undervalued commercial bank with a strong commercial lending structure and an opportunity for enhanced franchise if management can improve retail operations. We also established a position in Florida East Coast Industries (1.0% of the Portfolio's net assets as of June 30, 2006), a railroad operator and real estate

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Credit Suisse Trust — Small Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

developer. The company's railroad is already one of the most profitable in the U.S. and has good growth prospects in our view. We also believe the recent acquisition of a leading real estate development company could accelerate management's efforts to unlock the value of the company's large land holdings.

Our sales included eliminating our position in Visteon, an auto parts supplier. After management reported significant progress in the execution of its restructuring strategy, the company's share price rose more than 50% and reached our estimate of underlying business value.

Going forward, we will continue to position the portfolio for a high level of growth of capital, participating in strong market environments and attempting to weather weak markets relatively well. Using proprietary bottom-up equity research, we seek to invest in stocks that are deeply discounted relative to our view of their intrinsic value, with an emphasis on companies that we think have sustainable competitive advantages.

The Credit Suisse Value Team

Stephen J. Kaszynski

Robert E. Rescoe

T. Ryan Harkins

Because of the nature of the Portfolio's investments in special-situation, start-up and other small companies, an investment in the Portfolio may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

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Credit Suisse Trust — Small Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	Since Inception	Inception Date
9.30%	11.35%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.

2  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represent approximately 8% of the total market capitalization of the Russell 3000® Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3  The Russell 2000® Value Index measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Small Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

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Credit Suisse Trust — Small Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,050.10
Expenses Paid per $1,000*	$6.56
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,018.40
Expenses Paid per $1,000*	$6.46
Annualized Expense Ratios*	1.29%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

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Credit Suisse Trust — Small Cap Value Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

6

Credit Suisse Trust — Small Cap Value Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.8%)
Aerospace & Defense (0.6%)
DRS Technologies, Inc.§	3,570	$174,037
Agriculture (1.9%)
Delta and Pine Land Co.§	19,200	564,480
Auto Components (3.8%)
Accuride Corp.*§	44,900	559,903
American Axle & Manufacturing Holdings, Inc.§	27,600	472,236
Proliance International, Inc.*§	24,536	113,356
		1,145,495
Banks (12.1%)
Alabama National Bancorp.§	5,600	381,640
First Midwest Bancorp, Inc.	8,800	326,304
Independent Bank Corp./MA	10,290	334,116
NBC Capital Corp.§	12,100	269,467
NewAlliance Bancshares, Inc.	25,800	369,198
Prosperity Bancshares, Inc.§	15,400	506,506
Provident Financial Services, Inc.	24,900	446,955
South Financial Group, Inc.	17,500	462,175
SVB Financial Group*§	3,100	140,926
Webster Financial Corp.	8,050	381,892
		3,619,179
Building Products (0.9%)
PGT, Inc.*	16,300	257,540
Chemicals (1.1%)
Chemtura Corp.	36,600	341,844
Commercial Services & Supplies (5.9%)
Banta Corp.	12,780	592,098
Coinmach Service Corp. Class A	30,700	314,675
Viad Corp.	13,000	406,900
Watson Wyatt Worldwide, Inc. Class A	13,030	457,874
		1,771,547
Construction & Engineering (1.0%)
EMCOR Group, Inc.*	6,100	296,887
Containers & Packaging (3.2%)
Crown Holdings, Inc.*	38,200	594,774
Greif, Inc.	4,800	359,808
		954,582
Distribution & Wholesale (0.5%)
Core-Mark Holding Company, Inc.*§	4,100	146,780
Diversified Financials (4.6%)
Apollo Investment Corp.	19,000	351,120
Assured Guaranty, Ltd.	19,400	492,178
National Financial Partners Corp.	9,100	403,221
Patriot Capital Funding, Inc.§	12,400	137,640
		1,384,159

See Accompanying Notes to Financial Statements.

7

Credit Suisse Trust — Small Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Diversified Telecommunication Services (2.2%)
Eschelon Telecom, Inc.*	17,600	$272,272
General Communication, Inc.*	30,000	369,600
		641,872
Electric Utilities (2.3%)
Empire District Electric Co.§	17,700	363,735
OGE Energy Corp.	9,510	333,135
		696,870
Electrical Equipment (2.3%)
Brady Corp.	14,040	517,234
C&D Technologies, Inc.§	23,600	177,472
		694,706
Electronic Equipment & Instruments (3.7%)
Electro Scientific Industries, Inc.*	11,620	209,044
Roper Industries, Inc.	5,380	251,515
Varian, Inc.*	9,930	412,194
Woodhead Industries, Inc.	12,310	235,613
		1,108,366
Food & Drug Retailing (1.7%)
Ruddick Corp.	20,280	497,063
Gas Utilities (2.3%)
South Jersey Industries, Inc.§	14,500	397,155
WGL Holdings, Inc.§	10,160	294,132
		691,287
Healthcare Providers & Services (3.9%)
Centene Corp.*§	8,200	192,946
LifePoint Hospitals, Inc.*	18,000	578,340
Service Corp. International	48,700	396,418
		1,167,704
Hotels, Restaurants & Leisure (2.7%)
Landry's Restaurants, Inc.§	15,600	506,220
Marcus Corp.§	13,760	287,309
		793,529
Household Durables (1.9%)
Tempur-Pedic International, Inc.*§	19,100	258,041
WCI Communities, Inc.*§	14,800	298,072
		556,113
Industrial Conglomerates (2.3%)
Carlisle Companies, Inc.	6,760	536,068
Teleflex, Inc.	2,500	135,050
		671,118

See Accompanying Notes to Financial Statements.

8

Credit Suisse Trust — Small Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Insurance (4.8%)
Argonaut Group, Inc.*	12,300	$369,492
Hanover Insurance Group, Inc.	10,200	484,092
ProAssurance Corp.*	3,000	144,540
United Fire & Casualty Co.§	14,600	439,898
		1,438,022
Internet Software & Services (1.9%)
NETGEAR, Inc.*§	26,100	565,065
IT Consulting & Services (1.9%)
CACI International, Inc. Class A*	9,700	565,801
Leisure Equipment & Products (0.7%)
Smith & Wesson Holding Corp.*§	23,800	195,636
Machinery (3.8%)
Albany International Corp. Class A§	14,600	618,894
Briggs & Stratton Corp.	4,100	127,551
ESCO Technologies, Inc.*	7,160	382,702
		1,129,147
Media (2.8%)
Harte-Hanks, Inc.	16,240	416,394
Salem Communications Corp. Class A*§	32,200	418,922
		835,316
Metals & Mining (0.9%)
James River Coal Co.*§	9,900	262,251
Multiline Retail (0.7%)
Bon-Ton Stores, Inc.§	9,800	214,424
Oil & Gas (8.7%)
Comstock Resources, Inc.*	14,500	432,970
Denbury Resources, Inc.*	12,400	392,708
EXCO Resources, Inc.*	32,300	368,220
Forest Oil Corp.*	8,600	285,176
KCS Energy, Inc.*§	16,900	501,930
Mariner Energy, Inc.*	15,917	292,395
Range Resources Corp.	11,250	305,888
		2,579,287
Real Estate (4.9%)
Affordable Residential Communities*§	16,000	172,000
Annaly Mortgage Management, Inc.§	46,500	595,665
DiamondRock Hospitality Co.	23,600	349,516
Eagle Hospitality Properties Trust, Inc.	36,300	349,569
		1,466,750
Road & Rail (2.9%)
Florida East Coast Industries, Inc.§	5,600	293,048
Laidlaw International, Inc.	22,700	572,040
		865,088

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Small Cap Value Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductor Equipment & Products (0.2%)
Credence Systems Corp.*§	19,000	$66,500
Textiles & Apparel (2.3%)
Hartmarx Corp.*§	10,200	61,200
Warnaco Group, Inc.*	33,100	618,308
		679,508
Water Utilities (0.4%)
SJW Corp.§	4,400	111,980
TOTAL COMMON STOCKS (Cost $24,520,759)		29,149,933
SHORT-TERM INVESTMENTS (27.7%)
State Street Navigator Prime Portfolio§§	7,381,632	7,381,632
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/03/06	$865	865,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,246,632)		8,246,632
TOTAL INVESTMENTS AT VALUE (125.5%) (Cost $32,767,391)		37,396,565
LIABILITIES IN EXCESS OF OTHER ASSETS (-25.5%)		(7,598,327)
NET ASSETS (100.0%)		$29,798,238

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,381,632 (Cost $32,767,391) (Note 2)	$37,396,565[1]
Cash	770
Receivable for investments sold	17,731
Dividend and interest receivable	38,367
Receivable for portfolio shares sold	13,189
Prepaid expenses and other assets	3,356
Total Assets	37,469,978
Liabilities
Advisory fee payable (Note 3)	20,350
Administrative services fee payable (Note 3)	6,781
Payable upon return of securities loaned (Note 2)	7,381,632
Payable for investments purchased	237,404
Other accrued expenses payable	25,573
Total Liabilities	7,671,740
Net Assets
Capital stock, $0.001 par value (Note 6)	1,871
Paid-in capital (Note 6)	21,196,806
Undistributed net investment income	140,221
Accumulated net realized gain on investments	3,830,166
Net unrealized appreciation from investments	4,629,174
Net Assets	$29,798,238
Shares outstanding	1,871,180
Net asset value, offering price, and redemption price per share	$15.92

1  Including $7,187,060 of securities on loan.

See Accompanying Notes to Financial Statements.

11

Credit Suisse Trust — Small Cap Value Portfolio

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$277,440
Interest	25,542
Securities lending	5,270
Total investment income	308,252
Expenses
Investment advisory fees (Note 3)	129,536
Administrative services fees (Note 3)	29,922
Audit and tax fees	8,443
Legal fees	8,168
Printing fees (Note 3)	6,391
Custodian fees	5,005
Insurance expense	1,467
Trustees' fees	1,466
Commitment fees (Note 4)	451
Transfer agent fees	295
Miscellaneous expense	2,483
Total expenses	193,627
Less: fees waived (Note 3)	(2,653)
Net expenses	190,974
Net investment income	117,278
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	2,237,505
Net change in unrealized appreciation (depreciation) from investments	(912,266)
Net realized and unrealized gain from investments	1,325,239
Net increase in net assets resulting from operations	$1,442,517

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Small Cap Value Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income	$117,278	$16,788
Net realized gain from investments	2,237,505	1,639,527
Net change in unrealized appreciation (depreciation) from investments	(912,266)	190,748
Net increase in net assets resulting from operations	1,442,517	1,847,063
From Distributions
Distributions from net realized gains	—	(1,011,410)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	280,593	10,109,700
Reinvestment of distributions	—	1,011,410
Net asset value of shares redeemed	(325,353)	(10,184,719)
Net increase (decrease) in net assets from capital share transactions	(44,760)	936,391
Net increase in net assets	1,397,757	1,772,044
Net Assets
Beginning of period	28,400,481	26,628,437
End of period	$29,798,238	$28,400,481
Undistributed net investment income	$140,221	$22,943

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Small Cap Value Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period	$15.16	$14.47	$12.02	$9.64	$10.60	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)	0.06	0.01	(0.01)	(0.01)	0.01	0.00[2]
Net gain (loss) on investments (both realized and unrealized)	0.70	1.10	2.46	2.40	(0.97)	0.60
Total from investment operations	0.76	1.11	2.45	2.39	(0.96)	0.60
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.01)	(0.00)[2]	—
Distributions from net realized gains	—	(0.42)	—	—	—	—
Total dividends and distributions	—	(0.42)	—	(0.01)	(0.00)[2]	—
Net asset value, end of period	$15.92	$15.16	$14.47	$12.02	$9.64	$10.60
Total return[3]	5.01%	7.67%	20.38%	24.76%	(9.06)%	6.00%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$29,798	$28,400	$26,628	$18,497	$9,184	$3,430
Ratio of expenses to average net assets	1.29%[4]	1.29%	1.29%	1.29%	1.29%	1.29%[4]
Ratio of net investment income (loss) to average net assets	0.79%[4]	0.05%	(0.12)%	(0.02)%	0.11%	0.03%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	0.06%	0.31%	0.38%	0.84%	7.44%[4]
Portfolio turnover rate	40%	72%	45%	28%	14%	1%

1  For the period November 30, 2001 (commencement of operations) through December 31, 2001.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

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Credit Suisse Trust — Small Cap Value Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks a high level of growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

15

Credit Suisse Trust — Small Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the

16

Credit Suisse Trust — Small Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2006, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $166,349, of which $159,123 was rebated to borrowers (brokers). The Portfolio retained $5,270 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,956. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee, computed daily and payable monthly, from the Portfolio based on the following fee schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.875% of average daily net assets
Next $100 million	0.750% of average daily net assets
Over $200 million	0.500% of average daily net assets

For the six months ended June 30, 2006, investment advisory fees earned and voluntarily waived for the Portfolio were $129,536 and $2,653, respectively. Fee waivers and reimbursements are voluntary and may by discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the

17

Credit Suisse Trust — Small Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $14,804.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $15,118.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006, and during the six months ended June 30, 2006, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $12,249,825 and $11,512,750, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the

18

Credit Suisse Trust — Small Cap Value Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 5. Purchases and Sales of Securities

net unrealized appreciation from investments were $32,767,391, $5,330,231, $(701,057) and $4,629,174, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	17,761	657,349
Shares issued in reinvestment of distributions	—	66,235
Shares redeemed	(20,455)	(689,979)
Net increase (decrease)	(2,694)	33,605

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

19

Credit Suisse Trust — Small Cap Value Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

20

Credit Suisse Trust — Small Cap Value Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

21

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRSCV-SAR-0606

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006
(unaudited)

CREDIT SUISSE TRUST
■  EMERGING MARKETS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 19, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Trust—Emerging Markets Portfolio1 (the "Portfolio") had a gain of 6.12%, versus an increase of 7.33% for the Morgan Stanley Capital International Emerging Markets Index.2

Market Overview: Positive despite turbulence

The world's emerging equity markets had positive, though volatile, performance in the period. The group started the year on a bright note, extending a strong rally begun in 2003. Emerging markets turned sharply down in May, however, when worries over US inflation and global interest-rates sparked a broad sell off that hit riskier asset classes the hardest. These worries seemed to ease in late June, after the US Federal Reserve hinted that an end to its monetary tightening cycle might be near. For the period as a whole, most emerging market countries had gains, led by China, Brazil and Russia. From a sector perspective, energy exporting companies were among the better performers, supported by high oil prices.

Strategic Review: Focus on domestic fundamentals

The Portfolio participated in the rise in emerging market equities, though it trailed its benchmark. This partly reflected the Portfolio's underweighting in certain smaller markets, such as Argentina and Indonesia, that outperformed, but where we continued to see limited opportunities. In addition, the Portfolio's Brazilian holdings, while strong performers in absolute terms, modestly trailed the benchmark's Brazil component. Factors that aided the Portfolio's performance included good stock selection in China and Russia, as well as its overweighting in the latter market through the period.

Our general strategy was to focus on countries we believe have stronger external and domestic fundamentals, and sectors more exposed to unfolding domestic growth. In Latin America, we continued to favor Brazil over Mexico and Chile, and were largely absent from the region's smaller markets. In Asia, we ended the period with a roughly neutral weighting in China, having taken some profits after a strong first quarter of 2006. Within the Eastern Europe/Middle East/Africa segment, we were overweighted in Russia, which has been a beneficiary of strength in commodity prices, and we think the trend can continue over the longer term. We are neutral South Africa, but overweight certain individual South African companies that could benefit from a strong pick-up in investment and consumer spending. Relatively unattractive valuations and

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

weaker macro fundamentals for Central Europe kept us underweight there in the period.

Recent turbulence in emerging markets notwithstanding, and with our expectations of short-term volatility going forward, we remain positive on the longer-term fundamentals of emerging markets as an asset class. With few exceptions, we believe that the sovereign fundamentals for emerging markets have become considerably healthier, as suggested to us by the relative durability of emerging market debt and currencies (with exceptions) through the recent market volatility. We also continue to see strong domestic demand and liquidity conditions within many of our favored markets, in part reflecting the ability of some emerging market central banks to decouple from interest rate trends in the US and other major economies.

The Credit Suisse Emerging Markets Team

Neil Gregson

Annabel Betz

Jonathon S. Ong

Elizabeth H. Eaton

Matthew J.K. Hickman

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Portfolio may involve a greater degree of risk than other mutual funds that seek capital growth by investing in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	5 Years	Since Inception	Inception Date
33.25%	14.30%	8.42%	12/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,061.20
Expenses Paid per $1,000*	$7.00
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,018.00
Expenses Paid per $1,000*	$6.85
Annualized Expense Ratios*	1.37%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expense would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Trust — Emerging Markets Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (91.4%)
Argentina (0.3%)
Oil & Gas (0.3%)
Repsol YPF SA ADR	24,500	$687,470
TOTAL ARGENTINA		687,470
Brazil (6.1%)
Banks (0.7%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	21,100	1,400,829
Beverages (0.1%)
Companhia de Bebidas das Americas ADR§	4,640	169,824
Commercial Services & Supplies (0.4%)
Companhia de Saneamento de Minas Gerais - Copasa MG	102,800	854,984
Diversified Telecommunication Services (0.8%)
Brasil Telecom Participacoes SA	42,900,000	565,921
Brasil Telecom Participacoes SA ADR§	12,600	410,382
Tele Norte Leste Participacoes SA ADR	56,000	714,000
		1,690,303
Electric Utilities (0.5%)
Obrascon Huarte Lain Brasil SA*	82,600	915,594
Food Products (0.6%)
Cosan SA Industria e Comercio*	20,100	1,295,576
Internet & Catalog Retail (0.2%)
Submarino SA	24,800	498,349
Oil & Gas (2.7%)
Petroleo Brasileiro SA - Petrobras ADR§	68,400	5,461,056
Wireless Telecommunication Services (0.1%)
Vivo Participacoes SA§	99,700	245,262
TOTAL BRAZIL		12,531,777
Chile (0.9%)
Electric Utilities (0.4%)
Enersis SA ADR	78,600	884,250
Water Utilities (0.5%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A‡	52,100	1,052,420
TOTAL CHILE		1,936,670

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
China (5.2%)
Automobiles (0.6%)
Dongfeng Motor Corporation, Ltd. Series H*§	2,488,700	$1,165,415
Banks (0.5%)
China Construction Bank Series H§	2,270,000	1,036,529
Diversified Financials (0.7%)
Bank of China, Ltd. Series H*§	3,059,400	1,388,488
Insurance (1.4%)
China Life Insurance Company, Ltd. Series H§	1,895,000	3,001,621
Metals & Mining (0.8%)
Angang New Steel Company, Ltd. Series H§	1,782,000	1,692,695
Oil & Gas (0.8%)
China Petroleum & Chemical Corp. Series H	2,764,000	1,584,677
Real Estate (0.4%)
New World China Land, Ltd.	1,990,000	763,691
TOTAL CHINA		10,633,116
Czech Republic (0.5%)
Electric Utilities (0.5%)
CEZ	32,800	1,102,378
TOTAL CZECH REPUBLIC		1,102,378
Egypt (0.8%)
Diversified Telecommunication Services (0.6%)
Orascom Telecom Holding SAE	19,100	792,175
Vodafone Egypt Telecommunications Co. SAE	21,800	310,579
		1,102,754
Wireless Telecommunication Services (0.2%)
Egyptian Company for Mobile Services (MobiNil)	20,788	465,969
TOTAL EGYPT		1,568,723
Hong Kong (4.1%)
Automobiles (0.6%)
Denway Motors, Ltd.§	4,038,000	1,355,215
Commingled Fund (1.0%)
iShares Asia Trust - iShares FTSE/Xinhua A50 China Trader§	243,500	1,997,752
Oil & Gas (0.8%)
CNOOC, Ltd.	2,107,000	1,692,345
Wireless Telecommunication Services (1.7%)
China Mobile (Hong Kong), Ltd.	600,500	3,433,746
TOTAL HONG KONG		8,479,058
India (5.7%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.*	48,400	655,754

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
India
Chemicals (0.8%)
Reliance Industries, Ltd. GDR Rule 144A‡	34,300	$1,591,520
Diversified Financials (0.3%)
ICICI Bank, Ltd. ADR§	26,500	626,725
Reliance Capital Ventures, Ltd.*	52,400	28,112
		654,837
Diversified Telecommunication Services (0.6%)
Bharti Airtel, Ltd.*	151,900	1,222,975
Electric Utilities (0.0%)
Reliance Energy Ventures, Ltd.*	52,400	38,355
Electrical Equipment (0.5%)
Bharat Heavy Electricals, Ltd.	25,000	1,061,248
Energy Equipment & Services (0.6%)
Niko Resources, Ltd.	21,000	1,190,396
Gas Utilities (0.4%)
Gail India, Ltd.	150,600	843,201
Industrial Conglomerates (0.5%)
Grasim Industries, Ltd.*	24,300	1,022,085
IT Consulting & Services (1.0%)
Infosys Technologies, Ltd. ADR§	14,100	1,077,381
Tata Consultancy Services, Ltd.	22,622	856,031
		1,933,412
Materials (0.5%)
Hindalco Industries, Ltd.*	276,600	1,059,128
Oil & Gas (0.0%)
Reliance Natural Resources, Ltd. Series L*	52,400	22,706
Wireless Telecommunication Services (0.2%)
Reliance Communication Ventures, Ltd.*	52,400	283,454
TOTAL INDIA		11,579,071
Indonesia (1.9%)
Banks (0.8%)
PT Bank Mandiri	8,569,000	1,592,934
Wireless Telecommunication Services (1.1%)
PT Telekomunikasi Indonesia Series B	2,952,500	2,357,985
TOTAL INDONESIA		3,950,919
Israel (2.8%)
Banks (0.4%)
Bank Hapoalim, Ltd.	172,400	751,442
Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*	39,400	903,442

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Israel
Insurance (0.6%)
Harel Insurance Investments, Ltd.	26,900	$1,155,389
Internet Software & Services (0.4%)
Check Point Software Technologies, Ltd.*	52,100	915,918
Pharmaceuticals (1.0%)
Teva Pharmaceutical Industries, Ltd. ADR	65,700	2,075,463
TOTAL ISRAEL		5,801,654
Malaysia (1.6%)
Food Products (1.1%)
IOI Corporation Berhad	570,200	2,220,340
Hotels, Restaurants & Leisure (0.5%)
Genting Berhad	167,100	1,077,310
TOTAL MALAYSIA		3,297,650
Mexico (6.0%)
Beverages (0.5%)
Fomento Economico Mexicano SA de CV ADR	12,777	1,069,690
Construction Materials (0.9%)
Cemex SA de CV ADR§	32,271	1,838,479
Diversified Telecommunication Services (0.3%)
Telefonos de Mexico SA de CV ADR§	30,000	624,900
Food Products (0.4%)
Grupo Bimbo SA de CV Series A§	240,100	723,003
Household Durables (0.4%)
Consorcio ARA SA de CV	179,700	743,467
Media (0.5%)
Grupo Televisa SA ADR	54,000	1,042,740
Metals & Mining (0.6%)
Grupo Mexico SA de CV Series B	391,850	1,124,764
Multiline Retail (0.1%)
Wal-Mart de Mexico SA de CV Series V	107,900	298,053
Real Estate (0.5%)
Urbi Desarrollos Urbanos SA de CV*§	435,372	1,014,408
Transportation Infrastructure (0.5%)
Grupo Aeroportuario del Pacifico SA de CV ADR	34,900	1,111,565
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR Series L	64,274	2,137,753
America Telecom SA de CV Class A1*§	101,700	600,957
		2,738,710
TOTAL MEXICO		12,329,779

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Russia (9.5%)
Banks (0.9%)
Sberbank RF	1,140	$1,937,949
Industrial Conglomerates (1.0%)
Mining and Metallurgical Company Norilsk Nickel ADR§	15,200	1,976,000
Oil & Gas (6.3%)
Gazprom	402,800	4,230,555
Gazprom ADR	53,000	2,221,215
Lukoil ADR	79,200	6,589,440
		13,041,210
Wireless Telecommunication Services (1.3%)
AO VimpelCom ADR*§	34,900	1,599,118
Mobile Telesystems ADR*	34,400	1,012,736
		2,611,854
TOTAL RUSSIA		19,567,013
South Africa (8.9%)
Banks (1.8%)
FirstRand, Ltd.§	675,482	1,590,623
Standard Bank Group, Ltd.§	197,700	2,124,324
		3,714,947
Diversified Financials (0.5%)
African Bank Investments, Ltd.	244,800	960,578
Electronic Equipment & Instruments (0.7%)
Reunert, Ltd.	148,100	1,348,216
Food Products (0.3%)
Tiger Brands, Ltd.	33,800	679,454
Household Durables (0.4%)
Steinhoff International Holdings, Ltd.	295,197	881,751
Insurance (0.8%)
Sanlam, Ltd.	822,550	1,669,052
Metals & Mining (1.6%)
Anglo Platinum, Ltd.	20,300	2,152,166
Gold Fields, Ltd.	45,773	1,044,583
		3,196,749
Oil & Gas (1.7%)
Sasol	89,400	3,450,997
Specialty Retail (1.1%)
Edgars Consolidated Stores, Ltd.	285,960	1,158,643
JD Group, Ltd.§	126,900	1,181,744
		2,340,387
TOTAL SOUTH AFRICA		18,242,131

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
South Korea (18.3%)
Automobiles (1.0%)
Hyundai Motor Company, Ltd.*	25,510	$2,165,543
Banks (3.9%)
Industrial Bank of Korea§	145,800	2,452,125
Kookmin Bank*	49,910	4,112,406
Shinhan Financial Group Company, Ltd.*	31,860	1,501,127
		8,065,658
Construction & Engineering (1.8%)
GS Engineering & Construction Corp.*	32,400	2,092,535
Hyundai Development Co.	36,300	1,569,122
		3,661,657
Electric Utilities (0.4%)
Korea Electric Power Corp.	24,600	921,600
Electronic Equipment & Instruments (0.8%)
LG.Philips LCD Company, Ltd.*	41,900	1,556,508
Metals & Mining (1.9%)
POSCO ADR	58,100	3,886,890
Oil & Gas (0.8%)
S-Oil Corp.	22,100	1,561,653
Semiconductor Equipment & Products (5.6%)
Hynix Semiconductor, Inc.*§	18,310	591,827
Hynix Semiconductor, Inc. GDR Rule 144A*‡	3,824	122,751
Samsung Electronics Company, Ltd.	16,890	10,720,774
		11,435,352
Tobacco (1.4%)
KT&G Corp.	50,960	2,975,172
Wireless Telecommunication Services (0.7%)
SK Telecom Company, Ltd.	6,700	1,436,805
TOTAL SOUTH KOREA		37,666,838
Taiwan (15.3%)
Banks (1.6%)
Chinatrust Financial Holding Company, Ltd.	2,873,000	2,382,974
SinoPac Financial Holdings Company, Ltd.*	1,890,000	956,758
		3,339,732
Chemicals (0.4%)
Formosa Plastics Corp.*	508,050	770,907
Computers & Peripherals (0.7%)
Advantech Company, Ltd.	502,650	1,440,648
Construction Materials (0.8%)
Asia Cement Corp.	2,110,000	1,584,491

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Taiwan
Diversified Telecommunication Services (0.6%)
Chunghwa Telecom Company, Ltd.	669,000	$1,205,389
Electronic Equipment & Instruments (2.6%)
AU Optronics Corp. ADR§	123,663	1,760,961
Hon Hai Precision Industry Company, Ltd.	594,747	3,672,082
		5,433,043
Food Products (0.7%)
Uni-President Enterprises Corp.	1,620,000	1,410,827
Insurance (2.6%)
Cathay Financial Holding Company, Ltd.	1,447,000	3,161,485
Shin Kong Financial Holding Company, Ltd.	2,034,299	2,237,615
		5,399,100
Metals & Mining (1.2%)
China Steel Corp.	2,510,000	2,491,340
Semiconductor Equipment & Products (4.1%)
MediaTek, Inc.	210,000	1,943,827
Taiwan Semiconductor Manufacturing Company, Ltd.	3,056,330	5,554,228
United Microelectronics Corp.	1,445,359	858,423
		8,356,478
TOTAL TAIWAN		31,431,955
Thailand (2.0%)
Banks (1.0%)
Krung Thai Bank Public Company, Ltd.	3,657,000	968,044
Siam City Bank Public Company, Ltd.	2,086,000	1,028,802
		1,996,846
Oil & Gas (0.5%)
Thai Oil Public Company, Ltd.	634,900	1,056,641
Real Estate (0.5%)
Land and Houses Public Company, Ltd.	5,420,000	1,003,891
TOTAL THAILAND		4,057,378
Turkey (0.9%)
Banks (0.6%)
Akbank T.A.S.	146,009	687,953
Turkiye Garanti Bankasi AS	240,733	588,758
		1,276,711
Wireless Telecommunication Services (0.3%)
Turkcell Iletisim Hizmetleri AS	144,873	668,530
TOTAL TURKEY		1,945,241

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Zambia (0.6%)
Metals & Mining (0.6%)
First Quantum Minerals, Ltd.	26,600	$1,196,892
TOTAL ZAMBIA		1,196,892
TOTAL COMMON STOCKS (Cost $145,857,563)		188,005,713
PREFERRED STOCKS (7.0%)
Brazil (6.4%)
Banks (0.9%)
Banco Itau Holding Financeira SA	63,100	1,839,718
Beverages (0.3%)
Companhia de Bebidas das Americas ADR	16,000	660,000
Diversified Telecommunication Services (0.8%)
Telemar Norte Leste SA Class A	47,900	960,545
Telesp - Telecomunicacoes de Sao Paulo SA	32,400	688,645
		1,649,190
Industrial Conglomerates (1.2%)
Bradespar SA	37,200	1,271,942
Itausa - Investimentos Itau SA	281,722	1,135,089
		2,407,031
Metals & Mining (2.1%)
Companhia Vale do Rio Doce ADR§	159,400	3,280,452
Usinas Siderurgicas de Minas Gerais SA Series A	28,800	1,033,300
		4,313,752
Oil & Gas (1.1%)
Petroleo Brasileiro SA - Petrobras ADR§	26,700	2,384,577
TOTAL BRAZIL		13,254,268
Russia (0.6%)
Oil & Gas (0.6%)
Transneft	570	1,151,400
TOTAL RUSSIA		1,151,400
TOTAL PREFERRED STOCKS (Cost $8,660,695)		14,405,668
RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08*^ (Cost $0)	50,021	0
SHORT-TERM INVESTMENTS (16.8%)
State Street Navigator Prime Portfolio§§	30,985,638	30,985,638

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Par (000)
SHORT-TERM INVESTMENTS
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/03/06	$3,473	$3,473,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,458,638)		34,458,638
TOTAL INVESTMENTS AT VALUE (115.2%) (Cost $188,976,896)		236,870,019
LIABILITIES IN EXCESS OF OTHER ASSETS (-15.2%)		(31,303,684)
NET ASSETS (100.0%)		$205,566,335

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*  Non-income producing security.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $2,766,691 or 1.4% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $30,985,638 (Cost $188,976,896) (Note 2)	$236,870,019[1]
Cash	747
Foreign currency at value (Cost $858,847)	868,887
Receivable for investments sold	2,472,258
Dividend and interest receivable	641,033
Receivable for portfolio shares sold	123,938
Prepaid expenses and other assets	22,225
Total Assets	240,999,107
Liabilities
Advisory fee payable (Note 3)	156,995
Administrative services fee payable (Note 3)	37,296
Payable upon return of securities loaned (Note 2)	30,985,638
Payable for investments purchased	3,827,727
Payable for portfolio shares redeemed	276,755
Deferred foreign tax liability (Note 2)	7,646
Other accrued expenses payable	140,715
Total Liabilities	35,432,772
Net Assets
Capital stock, $0.001 par value (Note 6)	11,515
Paid-in capital (Note 6)	138,884,932
Undistributed net investment income	2,457,901
Accumulated net realized gain on investments and foreign currency transactions	16,305,948
Net unrealized appreciation from investments and foreign currency translations	47,906,039
Net Assets	$205,566,335
Shares outstanding	11,513,651
Net asset value, offering price, and redemption price per share	$17.85

1  Including $29,687,842 of securities on loan

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$3,141,231
Interest	85,981
Securities lending	24,302
Foreign taxes withheld	(287,348)
Total investment income	2,964,166
Expenses
Investment advisory fees (Note 3)	1,335,730
Administrative services fees (Note 3)	176,381
Custodian fees	101,269
Printing fees (Note 3)	33,994
Audit and tax fees	15,050
Legal fees	8,414
Insurance expense	5,303
Transfer agent fees	3,026
Registration fees	2,719
Commitment fees (Note 4)	1,810
Trustees' fees	1,466
Miscellaneous expense	11,205
Total expenses	1,696,367
Less: fees waived (Note 3)	(236,931)
Net expenses	1,459,436
Net investment income	1,504,730
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments (including Thailand Capital Gain Tax of $48,229)	14,496,424
Net realized loss from foreign currency transactions	(246,331)
Net change in unrealized appreciation (depreciation) from investments	(4,921,416)
Net change in unrealized appreciation (depreciation) from foreign currency translations	136,483
Net realized and unrealized gain from investments and foreign currency related items	9,465,160
Net increase in net assets resulting from operations	$10,969,890

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income	$1,504,730	$1,501,833
Net realized gain from investments and foreign currency transactions	14,250,093	8,210,795
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(4,784,933)	26,149,109
Net increase in net assets resulting from operations	10,969,890	35,861,737
From Dividends
Dividends from net investment income	—	(986,165)
Net decrease in net assets resulting from dividends	—	(986,165)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	38,220,842	67,779,637
Reinvestment of dividends	—	986,165
Net asset value of shares redeemed	(29,814,556)	(32,675,340)
Net increase in net assets from capital share transactions	8,406,286	36,090,462
Net increase in net assets	19,376,176	70,966,034
Net Assets
Beginning of period	186,190,159	115,224,125
End of period	$205,566,335	$186,190,159
Undistributed net investment income	$2,457,901	$953,171

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$16.82	$13.25	$10.63	$7.44	$8.43	$9.33
INVESTMENT OPERATIONS
Net investment income	0.13	0.14	0.12	0.07	0.01	0.06
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.90	3.53	2.53	3.12	(0.98)	(0.96)
Total from investment operations	1.03	3.67	2.65	3.19	(0.97)	(0.90)
LESS DIVIDENDS
Dividends from net investment income	—	(0.10)	(0.03)	—	(0.02)	—
Net asset value, end of period	$17.85	$16.82	$13.25	$10.63	$7.44	$8.43
Total return[1]	6.12%	27.84%	25.02%	42.88%	(11.56)%	(9.65)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$205,566	$186,190	$115,224	$73,782	$43,867	$38,331
Ratio of expenses to average net assets	1.37%[2]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	1.41%[2]	1.11%	1.21%	0.94%	0.13%	0.63%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.22%[2]	0.25%	0.29%	0.41%	0.44%	0.49%
Portfolio turnover rate	44%	77%	121%	167%	128%	130%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.
Had certain expenses not been reduced during the periods shown, total returns would have been lower.
Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.
Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2006, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse–advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2006, total earnings from the

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

Portfolio's investment in cash collateral received in connection with securities lending arrangements was $258,683, of which $225,447 was rebated to borrowers (brokers). The Portfolio retained $24,302 in income from the cash collateral investment and SSB, as lending agent, was paid $8,934. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. Effective March 1, 2006 to February 28, 2007, Credit Suisse agreed to voluntarily waive part of its investment advisory fee from 1.25% to 1.20%. For the six

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

months ended June 30, 2006, investment advisory fees earned and voluntarily waived were $1,335,730 and $236,931, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited (U.K.) ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited (Australia) ("Credit Suisse Australia"), affiliates of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $106,858.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $69,523.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 4. Line of Credit

is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006 and during the six months ended June 30, 2006, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $107,243,721 and $91,361,015, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $188,976,896, $54,651,567, $(6,758,444) and $47,893,123, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	2,043,345	4,677,861
Shares issued in reinvestment of dividends	—	66,097
Shares redeemed	(1,598,885)	(2,371,979)
Net increase	444,460	2,371,979

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
6	93%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Trust — Emerging Markets Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Emerging Markets Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Trust — Emerging Markets Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TREMK-SAR-0606

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006

(unaudited)

CREDIT SUISSE TRUST
■  BLUE CHIP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 21, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Trust — Blue Chip Portfolio1 (the "Portfolio") had a gain of 2.59%, versus an increase of 2.71% for the S&P 500 Index.2

The Market: Positive despite turbulence

The period was a positive, though volatile, one for the stock market. Equities rose into early May, but hit turbulence on heightened inflation and interest-rate worries, turning sharply down into mid June. The market staged a late-period rally, however, after the US Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near. From a sector standpoint, energy stocks outperformed, supported by high oil prices. Telecommunications stocks also performed well, while the healthcare and technology sectors had losses in the period.

Strategic Review: Fundamental analysis

Good performance from the Portfolio's industrials, financial services and telecommunications holdings was countered by the underperformance of its healthcare, consumer discretionary and technology holdings. The Portfolio has performed well vs. its benchmark under the quantitative stock-selection process it adopted in June 2005. For the one-year period ended June 30, 2006, the Portfolio had a gain of 9.41%, compared with an increase of 8.63% for the S&P 500 Index.

Going forward, we will continue to employ quantitative portfolio techniques to select portfolio securities. Our quantitative models are designed to (1) forecast the expected relative returns of stocks by analyzing a number of fundamental factors, (2) to identify stocks that might likely suffer price declines if market conditions deteriorate and limit the Portfolio's exposure to such low quality stocks and (3) to help determine the Portfolio's relative exposure to different industry sectors.

The Credit Suisse Quantitative Strategies Group

Joseph Cherian
William Weng
Todd Jablonski

1

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	Since Inception	Inception Date
9.41%	1.85%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.

2  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

3

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,025.90
Expenses Paid per $1,000*	$4.77
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,020.08
Expenses Paid per $1,000*	$4.76
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Trust — Blue Chip Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments and may vary over time.

6

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.8%)
Aerospace & Defense (3.2%)
Boeing Co.	800	$65,528
General Dynamics Corp.	400	26,184
Lockheed Martin Corp.	1,100	78,914
Northrop Grumman Corp.	1,200	76,872
Raytheon Co.	1,500	66,855
United Technologies Corp.	600	38,052
		352,405
Air Freight & Couriers (1.3%)
FedEx Corp.	500	58,430
Ryder System, Inc.	700	40,901
United Parcel Service, Inc. Class B	500	41,165
		140,496
Airlines (0.5%)
Alaska Air Group, Inc.*	1,300	51,246
Banks (6.2%)
Bank of America Corp.	3,500	168,350
Northern Trust Corp.	1,100	60,830
Synovus Financial Corp.	2,300	61,594
U.S. Bancorp	3,600	111,168
Wachovia Corp.	1,100	59,488
Washington Mutual, Inc.	1,000	45,580
Wells Fargo & Co.	1,700	114,036
Zions Bancorp	800	62,352
		683,398
Beverages (1.8%)
Coca-Cola Co.	1,200	51,624
Pepsi Bottling Group, Inc.	1,800	57,870
PepsiCo, Inc.	1,400	84,056
		193,550
Biotechnology (1.2%)
Amgen, Inc.*	1,500	97,845
Biogen Idec, Inc.*	600	27,798
Gilead Sciences, Inc.*	200	11,832
		137,475
Chemicals (1.1%)
Dow Chemical Co.	2,200	85,866
Rohm & Haas Co.	700	35,084
		120,950
Commercial Services & Supplies (0.3%)
Fiserv, Inc.*	700	31,752

See Accompanying Notes to Financial Statements.

7

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (2.1%)
Cisco Systems, Inc.*	4,300	$83,979
Corning, Inc.*	1,000	24,190
Motorola, Inc.	4,800	96,720
QUALCOMM, Inc.	600	24,042
		228,931
Computers & Peripherals (3.9%)
Apple Computer, Inc.*	300	17,136
Dell, Inc.*	2,300	56,143
EMC Corp.*	2,700	29,619
Hewlett-Packard Co.	3,700	117,216
International Business Machines Corp.	2,100	161,322
NVIDIA Corp.*	600	12,774
Seagate Technology*	1,300	29,432
		423,642
Construction Materials (0.1%)
Vulcan Materials Co.	100	7,800
Diversified Financials (9.5%)
American Express Co.	300	15,966
Capital One Financial Corp.	900	76,905
CapitalSource, Inc.	500	11,730
Charles Schwab Corp.	4,200	67,116
CIT Group, Inc.	1,200	62,748
Citigroup, Inc.	5,900	284,616
Countrywide Financial Corp.	2,100	79,968
Goldman Sachs Group, Inc.	700	105,301
JPMorgan Chase & Co.	2,400	100,800
Lehman Brothers Holdings, Inc.	1,800	117,270
Merrill Lynch & Company, Inc.	200	13,912
Morgan Stanley	1,700	107,457
		1,043,789
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	5,600	156,184
BellSouth Corp.	2,300	83,260
Sprint Nextel Corp.	1,200	23,988
Verizon Communications, Inc.	2,100	70,329
		333,761
Electric Utilities (1.9%)
CenterPoint Energy, Inc.	900	11,250
Constellation Energy Group, Inc.	900	49,068
Edison International	300	11,700
FirstEnergy Corp.	1,400	75,894
TXU Corp.	1,100	65,769
		213,681

See Accompanying Notes to Financial Statements.

8

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment & Instruments (0.7%)
Jabil Circuit, Inc.	1,000	$25,600
PerkinElmer, Inc.	2,500	52,250
		77,850
Energy Equipment & Services (1.8%)
Nabors Industries, Ltd.*	2,000	67,580
Patterson-UTI Energy, Inc.	1,700	48,127
Rowan Companies, Inc.	900	32,031
Schlumberger, Ltd.	400	26,044
Unit Corp.*	500	28,445
		202,227
Food & Drug Retailing (1.1%)
Kroger Co.	600	13,116
Safeway, Inc.	2,100	54,600
SUPERVALU, Inc.	1,700	52,190
		119,906
Food Products (0.7%)
Archer-Daniels-Midland Co.	400	16,512
General Mills, Inc.	1,200	61,992
		78,504
Healthcare Equipment & Supplies (1.8%)
Baxter International, Inc.	900	33,084
Becton, Dickinson and Co.	1,200	73,356
Medtronic, Inc.	700	32,844
Stryker Corp.	200	8,422
Zimmer Holdings, Inc.*	800	45,376
		193,082
Healthcare Providers & Services (3.6%)
Aetna, Inc.	1,700	67,881
Coventry Health Care, Inc.*	600	32,964
Humana, Inc.*	1,100	59,070
Laboratory Corporation of America Holdings*	300	18,669
McKesson Corp.	1,400	66,192
UnitedHealth Group, Inc.	2,340	104,785
WellPoint, Inc.*	600	43,662
		393,223
Hotels, Restaurants & Leisure (0.7%)
Brinker International, Inc.	800	29,040
Darden Restaurants, Inc.	1,100	43,340
		72,380

See Accompanying Notes to Financial Statements.

9

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Durables (1.0%)
Black & Decker Corp.	200	$16,892
Harman International Industries, Inc.	400	34,148
Whirlpool Corp.	700	57,855
		108,895
Household Products (1.2%)
Procter & Gamble Co.	2,400	133,440
Industrial Conglomerates (3.4%)
3M Co.	700	56,539
General Electric Co.	8,400	276,864
Reynolds American, Inc.	200	23,060
Tyco International, Ltd.	800	22,000
		378,463
Insurance (7.1%)
ACE, Ltd.	1,300	65,767
Allstate Corp.	1,500	82,095
American International Group, Inc.	2,700	159,435
Genworth Financial, Inc. Class A	500	17,420
Hartford Financial Services Group, Inc.	900	76,140
Lincoln National Corp.	1,200	67,728
Loews Corp.	2,100	74,445
Metlife, Inc.	1,100	56,331
Prudential Financial, Inc.	1,200	93,240
SAFECO Corp.	500	28,175
St. Paul Travelers Companies, Inc.	1,300	57,954
		778,730
Internet Software & Services (0.5%)
eBay, Inc.*	400	11,716
Google, Inc. Class A*	100	41,933
		53,649
IT Consulting & Services (1.1%)
Accenture, Ltd. Class A	1,700	48,144
Computer Sciences Corp.*	700	33,908
Electronic Data Systems Corp.	1,800	43,308
		125,360
Leisure Equipment & Products (0.4%)
Brunswick Corp.	500	16,625
Hasbro, Inc.	1,600	28,976
		45,601
Machinery (2.3%)
Caterpillar, Inc.	100	7,448
Cummins, Inc.	600	73,350
Danaher Corp.	300	19,296
Dover Corp.	600	29,658

See Accompanying Notes to Financial Statements.

10

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery
Eaton Corp.	500	$37,700
Navistar International Corp.*	1,800	44,298
Parker Hannifin Corp.	500	38,800
		250,550
Media (2.8%)
CBS Corp. Class B	2,500	67,625
Comcast Corp. Class A*	500	16,370
McGraw-Hill Companies, Inc.	600	30,138
News Corp. Class A	3,500	67,130
Time Warner, Inc.	4,300	74,390
Walt Disney Co.	1,800	54,000
		309,653
Metals & Mining (1.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	800	44,328
Nucor Corp.	800	43,400
Phelps Dodge Corp.	800	65,728
		153,456
Multi-Utilities (0.4%)
Duke Energy Corp.	1,600	46,992
Multiline Retail (2.2%)
Big Lots, Inc.*	800	13,664
J.C. Penney Company, Inc.	700	47,257
Kohl's Corp.*	300	17,736
Nordstrom, Inc.	700	25,550
Target Corp.	700	34,209
Wal-Mart Stores, Inc.	2,100	101,157
		239,573
Oil & Gas (9.4%)
Anadarko Petroleum Corp.	1,200	57,228
Apache Corp.	800	54,600
Chevron Corp.	2,900	179,974
ConocoPhillips	1,988	130,274
Devon Energy Corp.	1,300	78,533
Exxon Mobil Corp.	6,100	374,235
Marathon Oil Corp.	600	49,980
Murphy Oil Corp.	200	11,172
Occidental Petroleum Corp.	600	61,530
Valero Energy Corp.	500	33,260
		1,030,786
Personal Products (0.4%)
Estee Lauder Companies, Inc. Class A	1,200	46,404

See Accompanying Notes to Financial Statements.

11

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals (7.3%)
Abbott Laboratories	600	$26,166
Barr Pharmaceuticals, Inc.*	800	38,152
Eli Lilly & Co.	400	22,108
Johnson & Johnson	3,800	227,696
King Pharmaceuticals, Inc.*	1,600	27,200
Merck & Company, Inc.	3,400	123,862
Mylan Laboratories, Inc.	1,600	32,000
Pfizer, Inc.	9,200	215,924
Schering-Plough Corp.	4,000	76,120
Wyeth	300	13,323
		802,551
Real Estate (0.2%)
CB Richard Ellis Group, Inc. Class A*	800	19,920
Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	400	31,700
CSX Corp.	1,000	70,440
Norfolk Southern Corp.	500	26,610
Union Pacific Corp.	400	37,184
		165,934
Semiconductor Equipment & Products (3.4%)
Advanced Micro Devices, Inc.*	2,500	61,050
Altera Corp.*	2,700	47,385
Analog Devices, Inc.	1,900	61,066
Freescale Semiconductor, Inc. Class B*	2,500	73,500
Intel Corp.	3,100	58,745
Micron Technology, Inc.*	700	10,542
Texas Instruments, Inc.	2,100	63,609
		375,897
Software (2.2%)
Autodesk, Inc.*	700	24,122
Microsoft Corp.	8,700	202,710
Oracle Corp.*	800	11,592
		238,424
Specialty Retail (2.0%)
Home Depot, Inc.	2,000	71,580
Lowe's Companies, Inc.	1,300	78,871
Ross Stores, Inc.	800	22,440
Sherwin-Williams Co.	1,100	52,228
		225,119
Textiles & Apparel (0.4%)
VF Corp.	600	40,752

See Accompanying Notes to Financial Statements.

12

Credit Suisse Trust — Blue Chip Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Tobacco (1.7%)
Altria Group, Inc.	1,300	$95,459
Loews Corp. - Carolina Group	900	46,233
UST, Inc.	900	40,671
		182,363
TOTAL COMMON STOCKS (Cost $10,095,244)		10,852,560
	Par (000)
SHORT-TERM INVESTMENT (1.2%)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 7/03/06 (Cost $132,000)	$132	132,000
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $10,227,244)		10,984,560
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(4,646)
NET ASSETS (100.0%)		$10,979,914

*  Non-income producing security.

See Accompanying Notes to Financial Statements.

13

Credit Suisse Trust — Blue Chip Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value (Cost $10,227,244) (Note 2)	$10,984,560
Cash	96
Receivable for investments sold	1,166,986
Dividend and interest receivable	13,120
Receivable for portfolio shares sold	11,390
Receivable from investment adviser (Note 3)	1,369
Prepaid expenses	1,665
Total Assets	12,179,186
Liabilities
Payable for investments purchased	1,170,466
Administrative services fee payable (Note 3)	4,227
Other accrued expenses payable	24,579
Total Liabilities	1,199,272
Net Assets
Capital stock, $0.001 par value (Note 6)	1,028
Paid-in capital (Note 6)	12,351,571
Undistributed net investment income	141,877
Accumulated net realized loss on investments	(2,271,878)
Net unrealized appreciation from investments	757,316
Net Assets	$10,979,914
Shares outstanding	1,028,374
Net asset value, offering price, and redemption price per share	$10.68

See Accompanying Notes to Financial Statements.

14

Credit Suisse Trust — Blue Chip Portfolio

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$96,668
Interest	1,824
Total investment income	98,492
Expenses
Investment advisory fees (Note 3)	27,716
Administrative services fees (Note 3)	19,831
Legal fees	9,144
Audit and tax fees	7,740
Printing fees (Note 3)	6,314
Custodian fees	4,357
Registration fees	2,854
Trustees' fees	1,466
Insurance expense	962
Transfer agent fees	378
Interest expense (Note 4)	152
Commitment fees (Note 4)	177
Miscellaneous expense	2,702
Total expenses	83,793
Less: fees waived and expenses reimbursed (Note 3)	(31,134)
Net expenses	52,659
Net investment income	45,833
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	374,575
Net change in unrealized appreciation (depreciation) from investments	(143,880)
Net realized and unrealized gain from investments	230,695
Net increase in net assets resulting from operations	$276,528

See Accompanying Notes to Financial Statements.

15

Credit Suisse Trust — Blue Chip Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income	$45,833	$96,048
Net realized gain on investments	374,575	1,387,516
Net change in unrealized (depreciation) from investments	(143,880)	(886,348)
Net increase in net assets resulting from operations	276,528	597,216
From Dividends
Dividends from net investment income	—	(96,779)
Net decrease in net assets resulting from dividends	—	(96,779)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,133,824	1,299,717
Reinvestment of dividends	—	96,779
Net asset value of shares redeemed	(1,538,147)	(4,225,760)
Net decrease in net assets from capital share transactions	(404,323)	(2,829,264)
Net decrease in net assets	(127,795)	(2,328,827)
Net Assets
Beginning of period	11,107,709	13,436,536
End of period	$10,979,914	$11,107,709
Undistributed net investment income	$141,877	$96,044

See Accompanying Notes to Financial Statements.

16

Credit Suisse Trust — Blue Chip Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,
	(unaudited)	2005	2004	2003	2002	2001[1]
Per share data
Net asset value, beginning of period	$10.41	$9.91	$9.15	$7.35	$10.02	$10.00
INVESTMENT OPERATIONS
Net investment income	0.05	0.09	0.08	0.07	0.02	0.00[2]
Net gain (loss) on investments (both realized and unrealized)	0.22	0.48	0.75	1.76	(2.69)	0.02
Total from investment operations	0.27	0.57	0.83	1.83	(2.67)	0.02
LESS DIVIDENDS
Dividends from net investment income	—	(0.07)	(0.07)	(0.03)	(0.00)[2]	—
Net asset value, end of period	$10.68	$10.41	$9.91	$9.15	$7.35	$10.02
Total return[3]	2.59%	5.78%	9.13%	24.92%	(26.64)%	0.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$10,980	$11,108	$13,437	$15,776	$20,290	$5,122
Ratio of expenses to average net assets	0.95%[4]	1.04%	1.16%	1.16%	1.16%	1.16%[4]
Ratio of net investment income to average net assets	0.83%[4]	0.74%	0.69%	0.58%	0.25%	0.35%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.56%[4]	0.47%	0.50%	0.33%	0.23%	4.86%[4]
Portfolio turnover rate	76%	114%	47%	40%	31%	2%

1  For the period November 30, 2001 (commencement of operations) through December 31, 2001.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

17

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed,

18

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry-forward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the

19

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the six months ended June 30, 2006.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$27,716	$(27,716)	$—	$(3,418)

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $5,543.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of

20

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $14,288.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended June 30, 2006, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$221,200	4.950%	$227,000

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $8,303,664 and $8,579,447, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net

21

Credit Suisse Trust — Blue Chip Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 5. Purchases and Sales of Securities

unrealized appreciation from investments were $10,227,244, $1,064,072, $(306,756) and $757,316, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	105,265	131,957
Shares issued in reinvestment of dividends	—	9,640
Shares redeemed	(143,700)	(430,888)
Net decrease	(38,435)	(289,291)

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	99%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

22

Credit Suisse Trust — Blue Chip Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

23

Credit Suisse Trust — Blue Chip Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

24

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRBLC-SAR-0606

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006

(unaudited)

CREDIT SUISSE TRUST

■  COMMODITY RETURN STRATEGY
PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2006; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 26, 2006

Dear Shareholder:

Credit Suisse Trust — Commodity Return Strategy Portfolio1 (the "Portfolio") had a gain of 8.10% for the four-month period beginning February 28, 2006 (the Portfolio's inception date) and ending June 30, 2006. The Dow Jones-AIG Commodity Index2 had a same-period increase of 9.56%.

Market Overview

After a slow start in 2006, following 2005 impressive gains, the Dow Jones-AIG Commodity Index ("DJ-AIG Index") came back strong in the spring, and ended the reporting period with a solid gain. Commodities outperformed both stocks and bonds in the period, as measured by the S&P 500 Index3 (down 0.21%) and the Lehman Brothers U.S. Aggregate Bond Index3 (down 1.06%), respectively. The Portfolio lagged the DJ-AIG Index return because of costs incurred making investments that enable us to replicate the Index.

The rally in commodities reflected a renewed upturn in oil prices, amid increased tensions in the Middle East. Industrial metals also had a significant rise, while precious metals sold off heavily in May (when the prospects for monetary policy turned more aggressive), and had more subdued performance for the period.

Outlook and Strategy

We believe that both industrial and precious metal prices appear poised to move higher, given factors such as extremely low inventories and the looming prospect of labor unrest among Latin American producers. Within the precious metals group, we anticipate greater volatility until a clearer trend develops on the course of inflation globally and the strength of the dollar. Higher inflation and a weaker dollar would likely favor gold and silver. Conversely, slower economic growth and a firmer greenback could act as a brake on their performance.

With regard to the energy outlook, sustained high prices may, at some point, begin to moderate demand. On the other hand, ongoing geopolitical tensions — Iran's determination to acquire nuclear capabilities and civil unrest in the oil producing regions of Nigeria, to cite the two most prominent examples — pose a continuing threat to supplies, which have not yet recovered from the hurricane disruptions of last fall. With the threat of this summer's hurricane season looming over the ongoing recovery of refining capacity, we anticipate that crude prices could remain in the $70 per barrel range.

1

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The DJ-AIG Index is weighted among commodity sectors using-dollar adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the DJ-AIG Index, and each sector represented in the DJ-AIG Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a greater or lesser percentage of the DJ-AIG Index and different sectors may represent different proportions of the DJ-AIG Index.

The Portfolio currently seeks exposure to the DJ-AIG Index by investing primarily in swaps designed to track the performance of the DJ-AIG Index. The Portfolio may seek to track the performance of the DJ-AIG Index by investing in commodity-linked structured notes and swaps. The Portfolio has obtained a private letter ruling from the Internal Revenue Service ("IRS") confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Internal Revenue Code of 1986, as amended.

In December 2005, the IRS issued a ruling that limits the income derived from commodity-linked swaps to a maximum of 10% of the Portfolio's gross income after June 30, 2006. The IRS recently issued a revenue ruling extending this deadline to September 30, 2006. During the period up to September 30, 2006, the Portfolio may invest primarily in either commodity-linked structured notes or swaps.

The Credit Suisse Commodities Management Team

Nelson Louie

Christopher Burton

Andrew S. Lenskold

Kam T. Poon

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities.

2

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from that projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Cumulative Returns as of June 30, 20061

Inception to Date	Inception Date
8.10%	2/28/06

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

3  The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard and Poor's division of the McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended June 30, 2006.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the period ended June 30, 2006

Actual Portfolio Return

Beginning Account Value 3/1/06	$1,000.00
Ending Account Value 6/30/06	$1,081.00
Expenses Paid per $1,000*	$3.30
Hypothetical 5% Portfolio Return
Beginning Account Value 3/1/06	$1,000.00
Ending Account Value 6/30/06	$1,013.54
Expenses Paid per $1,000*	$3.20
Annualized Expense Ratios*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — Commodity Return Strategy Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Sector Breakdown*

Commercial Paper	71.4%
United States Government Agency Securities	23.3%
Short-Term Investment	3.8%
Variable Rate Corporate Obligation	1.5%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

7

Credit Suisse Trust — Commodity Return Strategy Portfolio

Schedule of Investments

June 30, 2006 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (68.0%)
ASSET BACKED	(65.1%)
	$600	Amstel Funding Corp.	(A-1+ , P-1)	07/20/06	5.178	$598,369
	600	Atlas Capital Funding Corp.	(A-1+ , P-1)	09/18/06	5.466	592,890
	500	Beethoven Funding Corp.	(A-1 , P-1)	07/10/06	5.095	499,366
	500	Beethoven Funding Corp.	(A-1 , P-1)	07/18/06	5.262	498,763
	700	Belmont Funding LLC	(A-1 , P-1)	07/20/06	5.301	698,049
	600	Cheyne Finance LLC	(A-1+ , P-1)	07/24/06	5.175	598,030
	700	Cobbler Funding LLC	(A-1 , P-1)	08/15/06	5.353	695,354
	700	Davis Square Funding V Corp.	(A-1+ , P-1)	07/17/06	5.225	698,382
	750	Five Finance Corp.	(A-1+ , P-1)	08/10/06	5.335	745,583
	700	Golden Fish LLC	(A-1 , P-1)	07/24/06	5.315	697,634
	700	Harwood Street Funding I LLC	(A-1+ , P-1)	07/25/06	5.297	697,541
	500	Kent Funding Corp.	(A-1+ , P-1)	07/31/06	5.406	497,758
	700	Kitty Hawk Funding Corp.	(A-1+ , P-1)	07/24/06	5.304	697,639
	500	KKR Pacific Funding Trust	(A-1+ , P-1)	07/06/06	5.132	499,645
	600	Mane Funding Corp.	(A-1+ , P-1)	07/24/06	5.201	598,018
	500	Mica Funding LLC	(A-1 , P-1)	07/05/06	5.092	499,718
	650	Mont Blanc Capital Corp.	(A-1+ , P-1)	07/17/06	5.224	648,498
	700	Park Avenue Receivables Corp.	(A-1 , P-1)	07/25/06	5.295	697,541
	500	Rams Funding LLC	(A-1+ , P-1)	07/10/06	5.163	499,358
	700	Rams Funding LLC	(A-1+ , P-1)	07/12/06	5.182	698,896
	600	Rathgar Capital US Corp.	(A-1+ , P-1)	07/25/06	5.175	597,944
	600	Romulus Funding Corp.	(A-1 , P-1)	07/18/06	5.282	598,510
	700	Sheffield Receivables Corp.	(A-1+ , P-1)	07/17/06	5.268	698,367
	650	Thornburg Mortgage Capital Resources LLC	(A-1+ , P-1)	07/11/06	5.230	649,059
	500	Windmill Funding Corp.	(A-1+ , P-1)	07/10/06	5.214	499,350
		TOTAL ASSET BACKED (Cost $15,400,262)				15,400,262
DIVERSIFIED FINANCIALS (2.9%)
	700	MBNA Corp. (Cost $697,438)	(AA- , Aa2)	07/26/06	5.297	697,438
		TOTAL COMMERCIAL PAPER (Cost $16,097,700)				16,097,700
UNITED STATES GOVERNMENT AGENCY SECURITIES (22.2%)
	600	Fannie Mae Discount Notes	(AAA , Aaa)	07/12/06	5.168	599,104
	750	Fannie Mae Discount Notes	(AAA , Aaa)	07/18/06	5.387	748,254
	750	Fannie Mae Discount Notes	(AAA , Aaa)	08/02/06	5.138	746,707
	500	Fannie Mae Discount Notes	(AAA , Aaa)	08/09/06	5.145	497,313
	5	Fannie Mae Discount Notes	(AAA , Aaa)	09/13/06	5.240	4,946
	750	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	07/10/06	4.994	749,077
	500	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	07/19/06	4.920	498,770
	675	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	08/04/06	5.136	671,852
	750	Freddie Mac Discount Notes	(AAA , Aaa)	07/25/06	5.158	747,533
		TOTAL UNITED STATES GOVERNMENT AGENCY SECURITIES (Cost $5,263,556)				5,263,556

See Accompanying Notes to Financial Statements.

8

Credit Suisse Trust — Commodity Return Strategy Portfolio

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
VARIABLE RATE CORPORATE OBLIGATION (1.4%)
DIVERSIFIED FINANCIALS (1.4%)
$350	IXIS Financial Products, Inc., Series MTN # (Cost $350,000)	(NR , NR)	06/22/07	4.960	$332,528
SHORT-TERM INVESTMENT (3.6%)
849	State Street Bank and Trust Co. Euro Time Deposit (Cost $849,000)		07/03/06	4.100	849,000
	TOTAL INVESTMENTS AT VALUE (95.2%) (Cost $22,560,256)				22,542,784
OTHER ASSETS IN EXCESS OF LIABILITIES (4.8%)					1,129,439
	NET ASSETS (100.0%)				$23,672,223
Total Return Swaps
Counterparty	Receive Total Return Based On:	Pay Floating Rate Based On:	Expiration Date	Notional Amount	Unrealized Appreciation
AIG Financial Products Corp.	Dow Jones-AIG Commodity Index	3-month U.S. Treasury Bill rate, plus a spread	7/26/06	$21,948,973	$650,910

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of June 30, 2006.

See Accompanying Notes to Financial Statements.

9

Credit Suisse Trust — Commodity Return Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value, (Cost $22,560,256) (Note 2)	$22,542,784
Cash	331
Due from broker for swap contracts (Note 2)	650,910
Receivable for portfolio shares sold	541,894
Offering costs (Note 3)	39,037
Receivable from investment adviser (Note 3)	9,143
Interest receivable	1,625
Total Assets	23,785,724
Liabilities
Administrative services fee payable (Note 3)	4,140
Distribution fee payable (Note 3)	3,541
Variation margin payable (Note 2)	1,016
Trustees' fee payable	335
Other accrued expenses payable	104,469
Total Liabilities	113,501
Net Assets
Capital stock, $0.001 par value (Note 6)	2,205
Paid-in capital (Note 6)	23,389,648
Undistributed net investment income	5,121
Accumulated net realized loss on futures contracts and swap contracts	(348,723)
Net unrealized appreciation from investments, futures contracts and swap contracts	623,972
Net Assets	$23,672,223
Shares outstanding	2,205,337
Net asset value, offering price, and redemption price per share	$10.73

See Accompanying Notes to Financial Statements.

10

Credit Suisse Trust — Commodity Return Strategy Portfolio

Statement of Operations

For the Period February 28, 20061 through June 30, 2006 (unaudited)

Investment Income (Note 2)
Interest	$147,579
Expenses
Investment advisory fees (Note 3)	15,059
Administrative services fees (Note 3)	7,476
Distribution fees (Note 3)	7,530
Offering costs (Note 3)	19,599
Audit and tax fees	13,265
Printing fees (Note 3)	11,961
Legal fees	9,967
Custodian fees	5,980
Transfer agent fees (Note 3)	1,595
Trustees' fees	1,205
Commitment fees (Note 4)	438
Miscellaneous expense	1,995
Total expenses	96,070
Less: fees waived and expenses reimbursed (Note 3)	(67,475)
Net expenses	28,595
Net investment income	118,984
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, and Swap Contracts
Net realized gain from futures contracts	1,280
Net realized loss from swap contracts	(350,003)
Net change in unrealized appreciation (depreciation) from investments	(26,211)
Net change in unrealized appreciation (depreciation) from futures contracts	(727)
Net change in unrealized appreciation (depreciation) from swap contracts	650,910
Net realized and unrealized gain from investments, futures contracts and swap contracts	275,249
Net increase in net assets resulting from operations	$394,233

1  Commencement of operations.

See Accompanying Notes to Financial Statements.

11

Credit Suisse Trust — Commodity Return Strategy Portfolio

Statement of Changes in Net Assets

For the Period Ended June 30, 2006[1] (unaudited)
From Operations
Net investment income	$118,984
Net realized loss from futures contracts and swap contracts	(348,723)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	623,972
Net increase in net assets resulting from operations	394,233
From Dividends
Dividends from net investment income	(113,863)
Net decrease in net assets resulting from dividends	(113,863)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	23,338,248
Reinvestment of dividends	75,462
Net asset value of shares redeemed	(21,857)
Net increase in net assets from capital share transactions	23,391,853
Net increase in net assets	23,672,223
Net Assets
Beginning of period	—
End of period	$23,672,223
Undistributed net investment income	$5,121

1  For the period February 28, 2006 (commencement of operations) through June 30, 2006.

See Accompanying Notes to Financial Statements.

12

Credit Suisse Trust — Commodity Return Strategy Portfolio

Financial Highlights

(For a Share of the Portfolio Outstanding Throughout the Period)

For the Period Ended June 30, 2006[1] (unaudited)
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.14
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	0.67
Total from investment operations	0.81
LESS DIVIDENDS
Dividends from net investment income	(0.08)
Net asset value, end of period	$10.73
Total return[3]	8.10%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$23,672
Ratio of expenses to average net assets[4]	0.95%
Ratio of net investment income to average net assets[4]	3.95%
Decrease reflected in above operating expense ratios due to waivers/reimbursements[4]	2.24%
Portfolio turnover rate	0%

1  For the period February 28, 2006 (commencement of operations) through June 30, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

13

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Commodity Return Strategy Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified open-end managment investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service

14

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio has gained exposure to the commodities market by entering into commodity-linked swaps on the Dow Jones AIG Commodity Index ("DJ-AIG Index"). On December 16, 2005 and June 2, 2006, the IRS issued rulings that would cause certain income from commodity-linked swaps not to be considered Qualifying Income earned by the Portfolio after September 30, 2006. The application of these rulings will not permit the Portfolio to invest in commodity-linked swaps after September 30,

15

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

2006 in the manner that it has since inception. As a result, the income the Portfolio derives from such commodity-linked swaps or certain other commodity-linked derivatives after September 30, 2006 must be limited to a maximum of 10 percent of its gross income. Although the rulings have no impact on the operations of the Portfolio through September 30, 2006, the Portfolio is evaluating possible alternatives that would enable the Portfolio to continue to qualify as a regulated investment company after September 30, 2006. The Portfolio may seek to track the performance of the DJ-AIG Index through investing in structured notes designed to track the performance of the DJ-AIG Index. On June 1, 2006, the Portfolio received a private letter ruling from the IRS which confirms that the Portfolio's use of certain structured notes designed to track the performance of the DJ-AIG Index will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. A liquidation would subject investors to tax on the difference between the liquidating distribution and their basis in their shares, if those shares are held in a taxable account. The status of commodity-linked structured notes in which the Portfolio may invest remains uncertain under the Qualifying Income and other RIC requirements. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Portfolio's earnings and profits. If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

16

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2006, the Portfolio had the following open futures contracts:

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes Futures	8	09/29/06	$1,626,399	$1,622,250	$(4,149)
U.S. Treasury 10 Year Notes Futures	(5)	09/20/06	(527,719)	(524,297)	3,422
			$1,098,680	$1,097,953	$(727)

H) SWAPS — The Portfolio may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

17

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan at June 30, 2006.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive

18

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the period ended June 30, 2006, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Gross Advisory Fee	Waiver	Net Advisory Fee	Expense Reimbursement
$15,059	$(15,059)	$—	$(52,416)

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the period ended June 30, 2006, co-administrative services fees earned by CSAMSI were $3,012.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $4,464.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets.

19

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the period ended June 30, 2006, Merrill was paid $103 for its services to the Portfolio.

The Portfolio will reimburse Credit Suisse for offering costs in the amount of $58,636 that have been paid by Credit Suisse. Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Portfolio's first year of operation. For the period ended June 30, 2006, $19,599 has been expensed to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006, and during the period ended June 30, 2006, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the period ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $350,000 and $0, respectively.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $22,560,256, $0, $(17,472) and $(17,472), respectively.

20

Credit Suisse Trust — Commodity Return Strategy Portfolio

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

For the Period Ended June 30, 2006[1] (unaudited)
Shares sold	2,200,012
Shares issued in reinvestment of dividends	7,242
Shares redeemed	(1,917)
Net increase	2,205,337

1  For the period February 28, 2006 (commencement of operations) through June 30, 2006.

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	96%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

21

Credit Suisse Trust — Commodity Return Strategy Portfolio

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address,
e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

22

Credit Suisse Trust — Commodity Return Strategy Portfolio

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

23

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRCOM-SAR-0606

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940 (the “Act”)) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/ Steven B. Plump
Name: Steven B. Plump
Title: Chief Executive Officer
Date: September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name: Steven B. Plump
Title: Chief Executive Officer
Date: September 5, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 5, 2006